UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2018
Columbia AMT-Free California Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free California Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free California Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Deborah Vargo
Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/09/02	0.26	-0.97	2.44	4.07
	Including sales charges		-2.78	-3.90	1.82	3.76
Advisor Class*		03/19/13	0.39	-0.73	2.72	4.33
Class C	Excluding sales charges	09/11/02	-0.11	-1.71	1.68	3.29
	Including sales charges		-1.10	-2.67	1.68	3.29
Institutional Class		08/19/02	0.39	-0.63	2.70	4.33
Institutional 2 Class*		11/08/12	0.42	-0.58	2.79	4.39
Institutional 3 Class*		03/01/17	0.44	-0.62	2.74	4.35
Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index			0.65	-0.56	2.72	4.47
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			0.63	-0.66	2.67	4.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of investment-grade bonds issued from the state of California and its municipalities.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2018)
AAA rating	0.8
AA rating	45.2
A rating	32.4
BBB rating	17.4
BB rating	1.7
Not rated	2.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.60	1,021.48	3.74	3.77	0.74
Advisor Class	1,000.00	1,000.00	1,003.90	1,022.74	2.47	2.50	0.49
Class C	1,000.00	1,000.00	998.90	1,017.69	7.51	7.58	1.49
Institutional Class	1,000.00	1,000.00	1,003.90	1,022.74	2.47	2.50	0.49
Institutional 2 Class	1,000.00	1,000.00	1,004.20	1,023.09	2.12	2.14	0.42
Institutional 3 Class	1,000.00	1,000.00	1,004.40	1,023.29	1.92	1.94	0.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.0%
City of Los Angeles Department of Airports
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	383,420
05/15/2030	5.000%	500,000	576,030
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,710,864
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2025	5.250%	1,500,000	1,536,075
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,928,745
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,131,680
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,249,080
Series 2014C
03/01/2030	5.000%	2,500,000	2,796,775
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,129,570
07/01/2034	5.000%	700,000	787,885
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,047,150
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/01/21 Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	594,655
San Francisco City & County Airports Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,318,018
Total			19,189,947
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 3.9%
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,178,529
08/01/2030	5.000%	1,505,000	1,605,970
08/01/2031	5.000%	925,000	984,237
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	1,700,000	1,816,960
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,067,318
Series 2018
08/01/2038	5.000%	1,000,000	1,066,250
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,338,275
Series 2017
07/01/2037	5.000%	3,090,000	3,342,422
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,810,000	1,913,677
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	641,712
Total			14,955,350
Health Services 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,238,104
Higher Education 5.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,657,557
04/01/2035	5.000%	2,000,000	2,221,580
Series 2018-A
12/01/2036	5.000%	1,000,000	1,117,450
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,146,010
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,515,640
California Educational Facilities Authority(b)
Revenue Bonds
Green Bond-Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	856,702
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	428,765
04/01/2026	5.000%	1,000,000	1,078,330
Biola University
Series 2017
10/01/2031	5.000%	540,000	607,716
10/01/2032	5.000%	615,000	689,101
10/01/2033	5.000%	625,000	697,762
10/01/2034	5.000%	570,000	634,969
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	250,466
10/01/2036	5.000%	250,000	277,418
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	561,545
10/01/2028	5.000%	840,000	918,212
California Municipal Finance Authority(a)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,034,900
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,245,220
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	715,000	757,714
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	565,000	601,623
Total			20,298,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 10.7%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	2,975,390
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,151,320
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,689,705
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	368,335
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,143,640
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,418,637
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/2021	6.000%	2,000,000	2,085,300
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	648,522
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,533,120
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,796,900
02/01/2034	5.000%	500,000	557,470
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,238,919
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	332,481
Series 2017
11/15/2034	5.000%	250,000	282,763
11/15/2035	5.000%	270,000	304,260
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,681,275

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,138,580
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,335,024
Series 2017A
02/01/2033	5.000%	2,770,000	3,052,762
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,257,018
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,491,728
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	481,793
08/01/2034	5.000%	650,000	734,649
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,101,920
Kaiser Permanente
Series 2009A
04/01/2019	5.000%	2,000,000	2,025,980
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,178,950
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	540,410
01/01/2036	4.000%	1,000,000	980,470
Total			41,527,321
Joint Power Authority 1.9%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,704,390
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2015C
07/01/2026	5.000%	5,000,000	5,734,400
Total			7,438,790
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 2.3%
City & County of San Francisco
Certificate of Participation
Multiple Capital Improvement Projects
Series 2009B
04/01/2024	5.000%	1,495,000	1,513,732
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,750,000	2,055,830
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,327,368
11/01/2028	5.000%	1,155,000	1,251,373
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	989,850
06/01/2034	5.000%	775,000	899,016
Total			9,037,169
Local General Obligation 11.6%
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,301,127
Compton Unified School District(c)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,791,720
06/01/2024	0.000%	1,925,000	1,645,605
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,117,520
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	521,735
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,711,161

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,356,749
Long Beach Unified School District(c)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	850,438
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,636,680
Monterey Peninsula Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,554,905
Napa Valley Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	0.000%	1,595,000	1,507,913
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	751,166
Palomar Community College District(c)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	1,959,898
Pomona Unified School District(c)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	576,830
Rancho Santiago Community College District(c)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,382,657
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/2019	5.250%	1,000,000	1,029,380
Rescue Union School District(c)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	871,222
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/2019	5.500%	2,000,000	2,058,080
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	524,690
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,578,252
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,108,410
08/01/2032	5.000%	1,500,000	1,635,975
Simi Valley Unified School District
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2025	5.000%	1,000,000	1,167,820
08/01/2026	5.000%	2,000,000	2,367,100
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,247,530
Series 2012
08/01/2027	5.000%	2,365,000	2,590,243
Total			44,844,806
Multi-Family 0.7%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	427,704
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,086,090
California Statewide Communities Development Authority
Revenue Bonds
Series 2017
05/15/2032	5.000%	1,000,000	1,112,190
Total			2,625,984
Municipal Power 4.8%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,464,687

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2023	5.000%	1,000,000	1,012,660
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,084,660
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,440,000	1,469,578
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,093,633
11/01/2023	5.000%	1,040,000	1,124,334
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,011,905
Revenue Bonds
Power System
Series 2009B
07/01/2023	5.250%	2,000,000	2,046,360
Series 2014D
07/01/2033	5.000%	1,700,000	1,900,226
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,172,448
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	950,113
01/01/2031	5.000%	1,000,000	1,114,450
Total			18,445,054
Other Bond Issue 1.4%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	415,248
09/01/2034	4.000%	600,000	620,370
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	364,518
02/01/2033	4.000%	500,000	518,455
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	703,110
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	399,336
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,377,209
Total			5,398,246
Ports 1.1%
Port of Los Angeles
Revenue Bonds
Series 2009A
08/01/2023	5.250%	2,000,000	2,049,720
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,103,470
09/01/2028	5.000%	1,100,000	1,213,817
Total			4,367,007
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	2,000,000	2,418,820
Recreation 1.1%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,310,480
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,860,005
Total			4,170,485
Refunded / Escrowed 7.4%
California Educational Facilities Authority
Revenue Bonds
Pitzer College
Series 2009 Escrowed to Maturity
04/01/2019	5.000%	1,610,000	1,632,186

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health
Series 2009A
07/01/2029	6.000%	1,250,000	1,285,387
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,089,720
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide
Series 2009A
11/01/2022	5.250%	2,500,000	2,545,000
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,061,800
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,549,575
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,253,290
City of Los Angeles Wastewater System
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
06/01/2025	5.750%	1,110,000	1,135,386
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,115,830
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	775,698
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,677,575
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/2026	5.250%	1,085,000	1,116,790
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Series 2009B
05/15/2025	5.250%	1,500,000	1,528,695
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,559,458
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	574,200
09/01/2029	5.000%	585,000	645,975
Tuolumne Wind Project Authority
Prerefunded 01/01/19 Revenue Bonds
Tuolumne Co. Project
Series 2009
01/01/2022	5.000%	1,000,000	1,005,430
University of California
Prerefunded 05/15/19 Revenue Bonds
Series 2009O
05/15/2020	5.000%	1,000,000	1,017,800
Total			28,569,795
Retirement Communities 6.1%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	3,021,032
Series 2012
07/01/2021	5.000%	1,000,000	1,074,990
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,178,878
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	355,855
07/01/2029	5.000%	300,000	342,795
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	444,701
11/15/2030	5.000%	600,000	684,606
11/15/2032	5.000%	850,000	970,122

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2019	5.000%	200,000	202,410
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,843,289
10/01/2026	5.000%	1,000,000	1,103,000
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,630,231
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	168,597
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,107,610
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	305,289
07/01/2036	4.000%	430,000	435,839
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	334,636
05/15/2025	5.000%	530,000	564,556
05/15/2026	5.000%	700,000	741,300
05/15/2029	5.000%	1,135,000	1,185,757
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,088,180
Total			23,783,673
Sales Tax 0.9%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,599,325
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sacramento Transient Occupancy(b)
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	689,526
06/01/2036	5.000%	1,180,000	1,317,895
Total			3,606,746
Special Non Property Tax 0.3%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2032	4.000%	500,000	516,170
06/01/2033	4.000%	415,000	427,027
06/01/2034	4.000%	250,000	256,410
Total			1,199,607
Special Property Tax 15.6%
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,158,543
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,498,924
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	959,053
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	680,224
09/01/2027	5.000%	805,000	869,175
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,713,784
09/01/2026	5.000%	1,000,000	1,137,730
09/01/2027	5.000%	1,000,000	1,134,240
09/01/2030	5.000%	815,000	915,938
09/01/2031	5.000%	590,000	661,378
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,178,798
10/01/2031	5.000%	1,640,000	1,853,052

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	819,266
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	560,175
05/01/2033	5.000%	1,000,000	1,114,880
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,283,869
09/01/2031	5.000%	2,720,000	3,001,710
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	586,890
09/01/2030	5.000%	625,000	687,869
09/01/2032	5.000%	625,000	684,381
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,655,925
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas
Series 2002B (AMBAC)
11/01/2019	5.500%	1,070,000	1,107,878
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,102,280
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,411,510
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,189,920
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	382,466
09/01/2033	5.000%	730,000	829,492
09/01/2034	5.000%	500,000	566,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,036,574
10/01/2030	5.000%	350,000	405,083
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,887,209
09/01/2029	5.000%	1,195,000	1,268,815
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,128,877
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	784,686
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,494,052
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,571,475
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	312,758
08/01/2031	5.000%	355,000	402,165
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	758,031
08/01/2032	5.000%	580,000	653,648
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	249,462
08/01/2030	5.000%	175,000	193,246
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,080,801
08/01/2029	5.000%	1,000,000	1,114,830
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	338,316
12/01/2024	5.000%	400,000	457,776

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	578,098
09/01/2029	5.000%	595,000	648,996
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,339,332
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,372,915
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	657,859
09/01/2026	5.000%	700,000	795,116
Total			60,276,270
State Appropriated 4.0%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,639,410
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,123,756
Series 2015A
06/01/2028	5.000%	1,175,000	1,333,120
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,112,080
Series 2013I
11/01/2028	5.250%	3,000,000	3,362,820
Series 2014E
09/01/2030	5.000%	1,500,000	1,670,355
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,332,190
Total			15,573,731
State General Obligation 3.2%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,305,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose
Series 2009
04/01/2026	5.625%	2,000,000	2,030,680
10/01/2029	5.250%	1,500,000	1,545,570
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,353,070
Total			12,234,720
Tobacco 3.1%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,409,120
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,371,600
Series 2018A
06/01/2022	5.000%	3,000,000	3,285,480
Total			12,066,200
Turnpike / Bridge / Toll Road 2.1%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,105,080
Foothill-Eastern Transportation Corridor Agency(c)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,672,350
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	3,000,000	3,314,040
Total			8,091,470
Water & Sewer 4.9%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A AGM
09/01/2033	5.000%	500,000	573,565
09/01/2035	5.000%	830,000	946,001
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/2023	5.000%	170,000	170,434
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	807,870
11/15/2026	5.000%	1,000,000	1,149,240

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kern County Water Agency Improvement District No. 4
Refunding Revenue Bonds
Series 2016A (AGM)
05/01/2027	5.000%	2,300,000	2,673,819
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	953,396
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,209,033
10/01/2025	5.000%	1,100,000	1,284,998
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/2031	5.000%	4,315,000	4,323,026
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,143,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,682,340
Total			18,917,072
Total Municipal Bonds (Cost $373,155,419)			380,275,047

Money Market Funds 1.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(d)	4,596,435	4,596,435
Total Money Market Funds (Cost $4,596,434)		4,596,435
Total Investments in Securities (Cost: $377,751,853)		384,871,482
Other Assets & Liabilities, Net		2,364,428
Net Assets		387,235,910

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $18,155,505, which represents 4.69% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	380,275,047	—	380,275,047
Money Market Funds	4,596,435	—	—	4,596,435
Total Investments in Securities	4,596,435	380,275,047	—	384,871,482
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $377,751,853)	$384,871,482
Cash	1,816,824
Receivable for:
Investments sold	287,065
Capital shares sold	709,101
Interest	4,814,402
Expense reimbursement due from Investment Manager	1,333
Prepaid expenses	3,128
Other assets	2,838
Total assets	392,506,173
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,864,151
Capital shares purchased	1,242,578
Distributions to shareholders	994,691
Management services fees	4,982
Distribution and/or service fees	522
Transfer agent fees	45,953
Compensation of board members	86,049
Compensation of chief compliance officer	45
Other expenses	31,292
Total liabilities	5,270,263
Net assets applicable to outstanding capital stock	$387,235,910
Represented by
Paid in capital	384,852,786
Total distributable earnings (loss)	2,383,124
Total - representing net assets applicable to outstanding capital stock	$387,235,910
Class A
Net assets	$27,313,436
Shares outstanding	2,698,833
Net asset value per share	$10.12
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.43
Advisor Class
Net assets	$1,779,333
Shares outstanding	176,282
Net asset value per share	$10.09
Class C
Net assets	$11,980,161
Shares outstanding	1,184,449
Net asset value per share	$10.11
Institutional Class
Net assets	$334,038,954
Shares outstanding	33,081,161
Net asset value per share	$10.10
Institutional 2 Class
Net assets	$9,883,108
Shares outstanding	981,395
Net asset value per share	$10.07
Institutional 3 Class
Net assets	$2,240,918
Shares outstanding	222,059
Net asset value per share	$10.09
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$20,911
Interest	7,027,470
Total income	7,048,381
Expenses:
Management services fees	969,739
Distribution and/or service fees
Class A	34,919
Class C	64,484
Transfer agent fees
Class A	17,016
Advisor Class	1,147
Class C	7,856
Institutional Class	219,671
Institutional 2 Class	2,801
Institutional 3 Class	143
Compensation of board members	12,942
Custodian fees	1,803
Printing and postage fees	7,189
Registration fees	8,257
Audit fees	17,467
Legal fees	6,238
Compensation of chief compliance officer	45
Other	6,802
Total expenses	1,378,519
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(277,887)
Expense reduction	(40)
Total net expenses	1,100,592
Net investment income	5,947,789
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	61,087
Net realized gain	61,087
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,296,644)
Net change in unrealized appreciation (depreciation)	(4,296,644)
Net realized and unrealized loss	(4,235,557)
Net increase in net assets resulting from operations	$1,712,232
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$5,947,789	$11,803,160
Net realized gain	61,087	306,351
Net change in unrealized appreciation (depreciation)	(4,296,644)	(6,764,353)
Net increase in net assets resulting from operations	1,712,232	5,345,158
Distributions to shareholders
Net investment income and net realized gains
Class A	(372,409)
Advisor Class	(27,462)
Class C	(123,655)
Institutional Class	(5,256,879)
Institutional 2 Class	(139,019)
Institutional 3 Class	(28,365)
Net investment income
Class A		(768,273)
Advisor Class		(36,558)
Class B		(48)
Class C		(255,849)
Institutional Class		(10,485,055)
Institutional 2 Class		(177,401)
Institutional 3 Class		(15,152)
Total distributions to shareholders	(5,947,789)	(11,738,336)
Decrease in net assets from capital stock activity	(24,992,751)	(839,608)
Total decrease in net assets	(29,228,308)	(7,232,786)
Net assets at beginning of period	416,464,218	423,697,004
Net assets at end of period	$387,235,910	$416,464,218
Excess of distributions over net investment income	$(51,885)	$(51,885)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	470,140	4,831,594	568,644	5,932,350
Distributions reinvested	32,411	332,110	63,662	663,365
Redemptions	(476,229)	(4,888,394)	(971,417)	(10,117,936)
Net increase (decrease)	26,322	275,310	(339,111)	(3,522,221)
Advisor Class
Subscriptions	11,031	112,519	131,476	1,369,845
Distributions reinvested	2,655	27,145	3,502	36,274
Redemptions	(26,662)	(273,495)	(32,922)	(342,003)
Net increase (decrease)	(12,976)	(133,831)	102,056	1,064,116
Class B
Redemptions	—	—	(971)	(10,245)
Net decrease	—	—	(971)	(10,245)
Class C
Subscriptions	75,955	778,511	188,393	1,963,830
Distributions reinvested	9,174	93,962	18,690	194,585
Redemptions	(221,825)	(2,274,813)	(379,798)	(3,963,125)
Net decrease	(136,696)	(1,402,340)	(172,715)	(1,804,710)
Institutional Class
Subscriptions	4,703,944	48,078,979	7,019,542	73,010,509
Distributions reinvested	113,812	1,163,489	203,148	2,109,952
Redemptions	(7,541,106)	(77,016,180)	(7,240,569)	(75,190,123)
Net decrease	(2,723,350)	(27,773,712)	(17,879)	(69,662)
Institutional 2 Class
Subscriptions	309,768	3,165,045	324,509	3,368,093
Distributions reinvested	13,622	138,869	17,102	177,111
Redemptions	(65,295)	(667,702)	(89,403)	(924,442)
Net increase	258,095	2,636,212	252,208	2,620,762
Institutional 3 Class
Subscriptions	147,399	1,509,664	86,753	911,412
Distributions reinvested	2,764	28,213	1,437	14,857
Redemptions	(13,001)	(132,267)	(4,267)	(43,917)
Net increase	137,162	1,405,610	83,923	882,352
Total net decrease	(2,451,443)	(24,992,751)	(92,489)	(839,608)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.23	0.14	(0.11)	0.03	(0.14)	(0.14)
Year Ended 4/30/2018	$10.38	0.27	(0.15)	0.12	(0.27)	(0.27)
Year Ended 4/30/2017	$10.72	0.26	(0.34)	(0.08)	(0.26)	(0.26)
Year Ended 4/30/2016	$10.50	0.27	0.22	0.49	(0.27)	(0.27)
Year Ended 4/30/2015	$10.42	0.29	0.08	0.37	(0.29)	(0.29)
Year Ended 4/30/2014	$10.68	0.32	(0.26)	0.06	(0.32)	(0.32)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.20	0.15	(0.11)	0.04	(0.15)	(0.15)
Year Ended 4/30/2018	$10.36	0.29	(0.16)	0.13	(0.29)	(0.29)
Year Ended 4/30/2017	$10.69	0.29	(0.33)	(0.04)	(0.29)	(0.29)
Year Ended 4/30/2016	$10.46	0.29	0.24	0.53	(0.30)	(0.30)
Year Ended 4/30/2015	$10.39	0.32	0.07	0.39	(0.32)	(0.32)
Year Ended 4/30/2014	$10.64	0.34	(0.25)	0.09	(0.34)	(0.34)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.22	0.10	(0.11)	(0.01)	(0.10)	(0.10)
Year Ended 4/30/2018	$10.38	0.19	(0.16)	0.03	(0.19)	(0.19)
Year Ended 4/30/2017	$10.72	0.18	(0.34)	(0.16)	(0.18)	(0.18)
Year Ended 4/30/2016	$10.49	0.19	0.23	0.42	(0.19)	(0.19)
Year Ended 4/30/2015	$10.42	0.21	0.07	0.28	(0.21)	(0.21)
Year Ended 4/30/2014	$10.67	0.24	(0.25)	(0.01)	(0.24)	(0.24)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.21	0.15	(0.11)	0.04	(0.15)	(0.15)
Year Ended 4/30/2018	$10.36	0.29	(0.15)	0.14	(0.29)	(0.29)
Year Ended 4/30/2017	$10.70	0.28	(0.33)	(0.05)	(0.29)	(0.29)
Year Ended 4/30/2016	$10.47	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2015	$10.40	0.32	0.07	0.39	(0.32)	(0.32)
Year Ended 4/30/2014	$10.65	0.34	(0.25)	0.09	(0.34)	(0.34)
Institutional 2 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.18	0.15	(0.11)	0.04	(0.15)	(0.15)
Year Ended 4/30/2018	$10.33	0.30	(0.15)	0.15	(0.30)	(0.30)
Year Ended 4/30/2017	$10.67	0.29	(0.34)	(0.05)	(0.29)	(0.29)
Year Ended 4/30/2016	$10.44	0.31	0.23	0.54	(0.31)	(0.31)
Year Ended 4/30/2015	$10.37	0.32	0.08	0.40	(0.33)	(0.33)
Year Ended 4/30/2014	$10.63	0.35	(0.26)	0.09	(0.35)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.12	0.26%	0.87% (c)	0.74% (c),(d)	2.67% (c)	5%	$27,313
Year Ended 4/30/2018	$10.23	1.10%	0.88%	0.74% (d)	2.56%	5%	$27,341
Year Ended 4/30/2017	$10.38	(0.75%)	0.92%	0.74% (d)	2.45%	17%	$31,273
Year Ended 4/30/2016	$10.72	4.76%	0.94%	0.74% (d)	2.58%	8%	$51,869
Year Ended 4/30/2015	$10.50	3.60%	0.95%	0.74% (d)	2.76%	6%	$47,317
Year Ended 4/30/2014	$10.42	0.64%	0.96%	0.74% (d)	3.10%	12%	$33,140
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.09	0.39%	0.62% (c)	0.49% (c),(d)	2.92% (c)	5%	$1,779
Year Ended 4/30/2018	$10.20	1.25%	0.63%	0.49% (d)	2.83%	5%	$1,931
Year Ended 4/30/2017	$10.36	(0.42%)	0.67%	0.49% (d)	2.71%	17%	$903
Year Ended 4/30/2016	$10.69	5.13%	0.69%	0.49% (d)	2.81%	8%	$1,457
Year Ended 4/30/2015	$10.46	3.76%	0.70%	0.49% (d)	3.02%	6%	$529
Year Ended 4/30/2014	$10.39	0.98%	0.70%	0.49% (d)	3.46%	12%	$52
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.11	(0.11%)	1.62% (c)	1.49% (c),(d)	1.92% (c)	5%	$11,980
Year Ended 4/30/2018	$10.22	0.25%	1.63%	1.49% (d)	1.81%	5%	$13,508
Year Ended 4/30/2017	$10.38	(1.49%)	1.67%	1.49% (d)	1.71%	17%	$15,503
Year Ended 4/30/2016	$10.72	4.08%	1.69%	1.49% (d)	1.83%	8%	$14,549
Year Ended 4/30/2015	$10.49	2.72%	1.70%	1.49% (d)	2.01%	6%	$12,965
Year Ended 4/30/2014	$10.42	(0.02%)	1.71%	1.49% (d)	2.35%	12%	$9,253
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.10	0.39%	0.62% (c)	0.49% (c),(d)	2.92% (c)	5%	$334,039
Year Ended 4/30/2018	$10.21	1.35%	0.63%	0.49% (d)	2.82%	5%	$365,455
Year Ended 4/30/2017	$10.36	(0.51%)	0.67%	0.49% (d)	2.71%	17%	$371,130
Year Ended 4/30/2016	$10.70	5.12%	0.69%	0.49% (d)	2.83%	8%	$378,630
Year Ended 4/30/2015	$10.47	3.76%	0.70%	0.49% (d)	3.02%	6%	$329,535
Year Ended 4/30/2014	$10.40	0.98%	0.71%	0.49% (d)	3.35%	12%	$260,101
Institutional 2 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.07	0.42%	0.56% (c)	0.42% (c)	2.99% (c)	5%	$9,883
Year Ended 4/30/2018	$10.18	1.42%	0.56%	0.42%	2.89%	5%	$7,363
Year Ended 4/30/2017	$10.33	(0.42%)	0.55%	0.41%	2.80%	17%	$4,867
Year Ended 4/30/2016	$10.67	5.23%	0.55%	0.39%	2.93%	8%	$2,829
Year Ended 4/30/2015	$10.44	3.85%	0.55%	0.40%	3.09%	6%	$1,738
Year Ended 4/30/2014	$10.37	0.98%	0.58%	0.40%	3.47%	12%	$341
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.20	0.16	(0.11)	0.05	(0.16)	(0.16)
Year Ended 4/30/2018	$10.35	0.30	(0.15)	0.15	(0.30)	(0.30)
Year Ended 4/30/2017(e)	$10.27	0.05	0.08	0.13	(0.05)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.09	0.44%	0.51% (c)	0.38% (c)	3.03% (c)	5%	$2,241
Year Ended 4/30/2018	$10.20	1.46%	0.52%	0.38%	2.95%	5%	$866
Year Ended 4/30/2017(e)	$10.35	1.27%	0.52% (c)	0.36% (c)	2.98% (c)	17%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
24	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
26	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended October 31, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $2,370,861 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.02
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	5,025
Class C	4,459
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2018 through August 31, 2019	Prior to September 1, 2018
Class A	0.74%	0.74%
Advisor Class	0.49	0.49
Class C	1.49	1.49
Institutional Class	0.49	0.49
Institutional 2 Class	0.43	0.43
Institutional 3 Class	0.39	0.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
28	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
377,752,000	9,667,000	(2,548,000)	7,119,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	4,745,707	—	4,745,707
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $19,610,900 and $34,822,244, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2018, one unaffiliated shareholder of record owned 68.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
30	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	31

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
32	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	33

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia AMT-Free California Intermediate Muni Bond Fund | Semiannual Report 2018	35

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Columbia AMT-Free California Intermediate Muni Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR122_04_H01_(12/18)

SemiAnnual Report
October 31, 2018
Columbia Short Term Municipal Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Short Term Municipal Bond Fund   |  Semiannual Report 2018

Columbia Short Term Municipal Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Short Term Municipal Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/02/93	0.62	0.15	0.47	1.21
	Including sales charges		-0.36	-0.80	0.26	1.11
Advisor Class*		03/19/13	0.64	0.40	0.74	1.46
Class C	Excluding sales charges	05/19/94	0.24	-0.60	-0.27	0.46
	Including sales charges		-0.76	-1.59	-0.27	0.46
Institutional Class		10/07/93	0.74	0.40	0.72	1.46
Institutional 2 Class*		11/08/12	0.67	0.34	0.79	1.51
Institutional 3 Class*		03/01/17	0.79	0.49	0.74	1.47
Bloomberg Barclays 1-3 Year Municipal Bond Index			0.74	0.39	0.78	1.54
Returns for Class A shares are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to three years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2018)
AAA rating	6.1
AA rating	23.5
A rating	27.0
BBB rating	18.8
BB rating	0.8
B rating	0.6
Not rated	23.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at October 31, 2018)
New York	26.2
Illinois	14.9
Pennsylvania	5.9
New Jersey	5.2
Connecticut	4.3
California	2.8
Texas	2.8
Tennessee	2.7
Georgia	2.6
Alabama	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.20	1,021.83	3.39	3.41	0.67
Advisor Class	1,000.00	1,000.00	1,006.40	1,023.14	2.07	2.09	0.41
Class C	1,000.00	1,000.00	1,002.40	1,018.05	7.17	7.22	1.42
Institutional Class	1,000.00	1,000.00	1,007.40	1,023.14	2.07	2.09	0.41
Institutional 2 Class	1,000.00	1,000.00	1,006.70	1,023.34	1.87	1.89	0.37
Institutional 3 Class	1,000.00	1,000.00	1,007.90	1,023.59	1.62	1.63	0.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.5%
Grossmont Union High School District(a),(b),(c)
Unlimited General Obligation Bonds
Election of 2008
Series 2010B (JPMorgan Chase Bank)
03/06/2020	1.700%	4,850,000	4,850,000
New York 1.3%
City of New York(b),(c)
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.680%	3,500,000	3,500,000
New York City Transitional Finance Authority(b),(c)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.680%	4,625,000	4,625,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.680%	3,285,000	3,285,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.680%	1,600,000	1,600,000
Total			13,010,000
Tennessee 0.8%
Metropolitan Government of Nashville & Davidson County Water & Sewer(b),(c)
Revenue Bonds
Series 1977 Escrowed to Maturity (JPMorgan Chase Bank)
07/01/2021	1.800%	7,500,000	7,500,000
Total Floating Rate Notes (Cost $25,360,000)			25,360,000

Municipal Bonds 87.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.6%
Black Belt Energy Gas District
Revenue Bonds
Series 2016A
07/01/2046	4.000%	12,500,000	12,905,375
Series 2017-A
08/01/2047	4.000%	1,000,000	1,037,940
Series 2018A
12/01/2048	4.000%	3,000,000	3,123,090
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Black Belt Energy Gas District(d)
Revenue Bonds
Series 2018B-2
Muni Swap Index Yield + 0.620% 12/01/2048	2.220%	5,000,000	5,000,000
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,037,240
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2019	5.000%	1,275,000	1,304,414
10/01/2020	5.000%	1,280,000	1,339,162
Total			25,747,221
Alaska 0.9%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	5,300,000	5,330,104
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	3,350,000	3,526,679
Total			8,856,783
Arizona 0.5%
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017B
01/01/2048	5.000%	4,500,000	4,912,830
Arkansas 0.8%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/2019	5.000%	8,095,000	8,347,888
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 2.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2020	5.000%	1,100,000	1,135,442
02/01/2021	5.000%	1,200,000	1,266,468
California Pollution Control Financing Authority(a),(e),(f)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	2.150%	10,000,000	10,000,000
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2022	3.000%	1,680,000	1,679,378
Norman Y. Mineta San Jose International Airport(e)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2021	5.000%	2,750,000	2,910,380
03/01/2022	5.000%	1,750,000	1,887,760
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2018	4.000%	875,000	875,036
11/01/2019	4.000%	1,500,000	1,517,880
11/01/2020	5.000%	2,235,000	2,324,110
Total			23,596,454
Colorado 2.1%
City & County of Denver Airport System(e)
Revenue Bonds
Series 2011A AMT
11/15/2021	5.000%	5,000,000	5,366,250
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/2019	4.000%	900,000	908,964
Series 2017
06/01/2019	5.000%	950,000	963,309
06/01/2021	5.000%	700,000	740,754
Dawson Ridge Metropolitan District No. 1(g)
Limited General Obligation Refunding Bonds
Series 1992B Escrowed to maturity
10/01/2022	0.000%	3,375,000	3,063,454
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/2019	5.000%	1,000,000	1,023,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017
11/15/2038	5.000%	3,650,000	3,898,784
11/15/2047	4.000%	4,700,000	4,764,484
Total			20,729,639
Connecticut 4.2%
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2019	3.000%	500,000	503,920
11/15/2020	4.000%	350,000	361,273
11/15/2021	5.000%	500,000	536,625
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2019	3.000%	325,000	327,070
09/01/2020	4.000%	330,000	339,692
09/01/2021	5.000%	425,000	454,329
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2016E-1
11/15/2046	3.500%	8,270,000	8,426,055
Revenue Bonds
Series 2014A-1
11/15/2044	4.000%	2,315,000	2,375,445
Connecticut Housing Finance Authority(e)
Refunding Revenue Bonds
Subordinated Series 2018A-2 AMT
05/15/2021	2.150%	1,595,000	1,570,549
11/15/2021	2.250%	1,625,000	1,597,749
05/15/2022	2.375%	1,460,000	1,436,815
Revenue Bonds
Subordinated Series 2017 C-2 AMT
05/15/2020	2.750%	2,300,000	2,305,497
05/15/2021	3.000%	2,680,000	2,700,877
11/15/2021	3.000%	4,435,000	4,458,683
Connecticut State Health & Educational Facility Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2021	3.250%	135,000	135,012
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2020	5.000%	2,000,000	2,072,620
Unlimited General Obligation Refunding Bonds
Series 2014H
11/15/2019	5.000%	5,000,000	5,134,800

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2016A
09/01/2021	5.000%	7,000,000	7,463,260
Total			42,200,271
District of Columbia 0.3%
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Series 2018A AMT
10/01/2023	5.000%	3,000,000	3,302,400
Florida 2.6%
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2019	1.650%	960,000	953,808
09/01/2020	1.900%	955,000	937,991
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2020	4.000%	850,000	877,540
11/01/2021	4.000%	900,000	941,139
County of Broward Airport System(e)
Refunding Revenue Bonds
Series 2015C AMT
10/01/2019	5.000%	3,000,000	3,071,670
10/01/2020	5.000%	1,885,000	1,974,651
Revenue Bonds
Series 2017 AMT
10/01/2021	5.000%	1,480,000	1,583,334
County of Lee Solid Waste System(e)
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/2022	5.000%	3,100,000	3,314,272
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014 AMT
10/01/2020	5.000%	2,000,000	2,092,060
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program
Series 2010A (GNMA / FNMA / FHLMC)
07/01/2028	5.000%	320,000	323,219
Florida Ports Financing Commission(e)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B AMT
06/01/2023	5.000%	3,000,000	3,190,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority(e)
Refunding Revenue Bonds
Tampa International
Subordinated Series 2013A AMT
10/01/2019	5.000%	2,000,000	2,051,280
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/2020	5.000%	2,250,000	2,328,705
St. John’s County School Board
Refunding Certificate of Participation
Series 2015
07/01/2020	5.000%	2,000,000	2,092,280
Total			25,732,059
Georgia 2.6%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015
10/01/2032	2.350%	7,700,000	7,634,088
Georgia Power Company Plant Vogtle
Series 2017
12/01/2049	1.850%	4,350,000	4,318,941
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2019	5.000%	1,000,000	1,028,960
12/01/2020	5.000%	1,000,000	1,049,110
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Single Family Mortgage
Series 2016A-1
12/01/2046	3.500%	2,925,000	2,979,405
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,275,050
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015
10/01/2048	2.350%	4,000,000	3,963,360
Total			26,248,914
Illinois 14.9%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Dedicated
Series 2017F
12/01/2019	5.000%	6,000,000	6,097,020

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
General Senior Lien
Series 2012B AMT
01/01/2022	5.000%	5,000,000	5,340,050
Series 2013A AMT
01/01/2022	5.000%	5,675,000	6,060,957
Revenue Bonds
General Purpose Senior Lien
Series 2013C AMT
01/01/2021	5.000%	2,035,000	2,136,180
Chicago O’Hare International Airport
Refunding Revenue Bonds
Series 2015B
01/01/2021	5.000%	4,000,000	4,226,600
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/2019	4.000%	1,750,000	1,755,180
Series 2015C
01/01/2019	4.000%	1,805,000	1,810,343
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2020	5.000%	1,000,000	1,028,240
01/01/2021	5.000%	1,000,000	1,047,350
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307
Series 2015
06/01/2019	5.000%	5,000,000	5,077,000
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	11,672,325
City of Chicago
Prerefunded 01/01/20 Revenue Bonds
Series 2009A
01/01/2022	5.000%	2,090,000	2,158,531
Refunding General Obligation Unlimited Bonds
Project
Series 2014A
01/01/2020	4.000%	1,175,000	1,185,211
Series 2015
01/01/2020	5.000%	1,625,000	1,658,280
Unlimited General Obligation Bonds
Series 2015A
01/01/2019	5.000%	1,300,000	1,304,134
01/01/2020	5.000%	3,480,000	3,548,452
Unlimited General Obligation Notes
Series 2015A
01/01/2021	5.000%	5,000,000	5,168,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2021	5.000%	4,875,000	5,047,526
Series 2016C
01/01/2022	5.000%	5,000,000	5,225,600
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2019	5.000%	2,810,000	2,822,533
01/01/2020	5.000%	1,000,000	1,029,750
01/01/2021	5.000%	1,000,000	1,049,280
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2018	5.000%	1,000,000	1,000,083
11/01/2019	5.000%	3,000,000	3,078,510
11/01/2020	5.000%	5,000,000	5,237,050
11/01/2021	5.000%	2,115,000	2,253,532
Revenue Bonds
2nd Lien Project
Series 2014
11/01/2018	4.000%	1,000,000	1,000,053
Second Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,555,350
City of Chicago Waterworks(g)
Revenue Bonds
Capital Appreciation Senior Lien
Series 2000 (AMBAC)
11/01/2019	0.000%	5,550,000	5,408,308
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2019	5.000%	2,000,000	2,018,120
03/01/2020	5.000%	2,000,000	2,067,360
Illinois Development Finance Authority(g)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	1,890,000	1,666,810
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/2019	5.000%	600,000	612,858

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Swedish Covenant Hospital
Series 2016
08/15/2019	5.000%	495,000	503,425
08/15/2020	5.000%	400,000	414,148
08/15/2021	5.000%	455,000	478,878
Illinois Finance Authority(d)
Refunding Revenue Bonds
Presbyterian Home
Series 2016
1-month USD LIBOR + 1.350% 05/01/2036	1.656%	2,400,000	2,408,832
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/2020	5.000%	1,500,000	1,544,280
Kendall Kane & Will Counties Community Unit School District No. 308(g)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 AGM
02/01/2022	0.000%	1,950,000	1,778,224
Regional Transportation Authority
Revenue Bonds
Series 2003A (NPFGC)
07/01/2022	5.500%	3,470,000	3,830,880
State of Illinois
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,534,046
Series 2014
04/01/2019	5.000%	5,000,000	5,047,250
Series 2016
01/01/2020	5.000%	2,500,000	2,554,650
Series 2017B
11/01/2019	5.000%	5,000,000	5,109,400
Series 2017D
11/01/2021	5.000%	5,000,000	5,181,350
11/01/2022	5.000%	4,865,000	5,052,157
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2021	5.000%	2,000,000	2,071,140
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,438,942
University of Illinois
Refunding Certificate of Participation
Series 2014C
03/15/2019	5.000%	1,555,000	1,571,390
Total			148,866,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 1.7%
Indiana Finance Authority(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 AMT
12/01/2037	1.900%	5,000,000	4,999,100
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2031	1.750%	5,000,000	4,878,100
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Subordinated Credit Group
Series 2016
11/01/2027	1.250%	3,245,000	3,190,452
Indiana Housing & Community Development Authority(e)
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/2039	4.000%	1,770,000	1,816,887
Series 2017C-2 (GNMA) AMT
01/01/2037	4.000%	1,920,000	1,973,107
Total			16,857,646
Iowa 0.3%
People’s Memorial Hospital of Buchanan County
Revenue Bonds
Series 2016
12/01/2018	1.500%	3,000,000	2,997,103
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,044,470
06/01/2022	5.000%	1,000,000	1,054,520
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108
Series 2015B
08/01/2019	5.000%	2,500,000	2,551,325
Project #112
Series 2016B
11/01/2021	5.000%	6,000,000	6,418,020
Project #117
Series 2017D
05/01/2020	5.000%	2,500,000	2,596,525
05/01/2021	5.000%	2,000,000	2,119,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville Regional Airport Authority(e)
Refunding Revenue Bonds
Series 2014-A AMT
07/01/2022	5.000%	1,625,000	1,749,784
Total			17,533,964
Maine 0.4%
Maine State Housing Authority
Revenue Bonds
Series 2016B-1
11/15/2046	3.500%	3,870,000	3,936,487
Maryland 0.0%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2019	5.000%	500,000	508,595
Massachusetts 2.0%
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2020	4.000%	375,000	383,917
07/01/2021	4.000%	1,000,000	1,034,470
Series 2016J AMT
07/01/2019	4.000%	2,500,000	2,526,125
07/01/2020	4.000%	2,150,000	2,201,127
Series 2018B AMT
07/01/2021	5.000%	1,150,000	1,220,552
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2019	5.000%	2,000,000	2,008,520
Series 2015A AMT
01/01/2019	5.000%	3,000,000	3,012,780
01/01/2022	5.000%	3,500,000	3,740,240
Massachusetts Housing Finance Agency(e)
Refunding Revenue Bonds
Single Family
Series 2017-188 AMT
12/01/2020	1.700%	885,000	863,300
06/01/2021	1.800%	685,000	664,971
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	2,000,000	1,979,900
Total			19,635,902
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 0.9%
Michigan Finance Authority
Refunding Revenue Bonds
Series 2014H-1
10/01/2019	5.000%	1,415,000	1,451,931
Michigan Finance Authority(e)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/2018	5.000%	2,220,000	2,220,178
11/01/2019	5.000%	1,250,000	1,279,462
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Junior Lien
Series 2017B AMT
12/01/2018	5.000%	350,000	350,850
12/01/2019	5.000%	500,000	514,315
12/01/2020	5.000%	550,000	577,924
12/01/2021	5.000%	1,000,000	1,070,590
12/01/2022	5.000%	1,100,000	1,193,566
Total			8,658,816
Minnesota 2.5%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	802,545
05/01/2021	4.000%	500,000	517,435
05/01/2022	4.000%	500,000	522,235
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,431,251
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	722,304
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2022	5.000%	600,000	656,034
Revenue Bonds
Millberry Apartments Project
Series 2018B
03/01/2021	3.750%	3,915,000	3,899,262
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,084,561

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	6,160,000	6,271,003
Minnesota Housing Finance Agency(e)
Refunding Revenue Bonds
Residential Housing
Series 2014C (GNMA) AMT
07/01/2019	1.800%	1,385,000	1,381,080
Series 2017D (FNMA) AMT
01/01/2020	2.000%	955,000	947,179
Series 2017D (GNMA) AMT
07/01/2019	1.800%	955,000	950,569
01/01/2021	2.200%	1,510,000	1,486,731
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2019	0.000%	3,600,000	3,587,292
Total			25,259,481
Mississippi 0.1%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2020	5.000%	1,000,000	1,037,470
Missouri 1.0%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2019	5.000%	300,000	302,328
03/01/2020	5.000%	325,000	334,392
03/01/2021	5.000%	400,000	417,860
City of Springfield(e)
Refunding Revenue Bonds
Series 2017-B AMT
07/01/2020	5.000%	2,810,000	2,923,693
Kansas City Planned Industrial Expansion Authority
Revenue Bonds
2nd & DE Apartments
Series 2016
12/01/2018	1.500%	6,430,000	6,427,157
Total			10,405,430
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.9%
County of Clark Department of Aviation(e)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C AMT
07/01/2021	5.000%	5,000,000	5,316,050
Las Vegas McCarran International Airport
Series 2017 AMT
07/01/2021	5.000%	2,500,000	2,661,350
07/01/2022	5.000%	2,240,000	2,425,024
Subordinated Series 2017A-1 AMT
07/01/2022	5.000%	3,000,000	3,247,800
County of Washoe(e)
Refunding Revenue Bonds
Sierra Pacific Power
Series 2016S AMT
08/01/2031	1.500%	5,500,000	5,468,485
Total			19,118,709
New Hampshire 0.5%
New Hampshire Business Finance Authority(d),(e)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 AMT
Muni Swap Index Yield + 0.750% 10/01/2033	2.310%	5,000,000	5,000,000
New Jersey 4.8%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2019	4.000%	500,000	502,680
03/01/2020	5.000%	400,000	412,940
03/01/2021	5.000%	650,000	683,377
03/01/2022	5.000%	500,000	534,730
New Jersey Building Authority
Refunding Revenue Bonds
Series 2009 Escrowed to Maturity
12/15/2018	5.000%	175,000	175,640
Series 2009A
12/15/2018	5.000%	2,520,000	2,528,180
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,711,470
Series 2017B
11/01/2022	5.000%	2,285,000	2,455,050

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017DDD
06/15/2019	5.000%	500,000	507,745
06/15/2020	5.000%	500,000	518,815
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/2020	5.000%	650,000	679,556
New Jersey Higher Education Student Assistance Authority(e)
Refunding Revenue Bonds
Series 2018B AMT
12/01/2020	5.000%	1,500,000	1,568,685
Revenue Bonds
Series 2013-1A AMT
12/01/2019	5.000%	3,500,000	3,589,250
Series 2015-1A AMT
12/01/2018	5.000%	4,250,000	4,259,784
12/01/2019	5.000%	2,500,000	2,563,750
Series 2016-1A AMT
12/01/2018	5.000%	645,000	646,485
12/01/2020	5.000%	1,250,000	1,307,237
Student Loan
Series 2012-1A AMT
12/01/2018	5.000%	2,480,000	2,485,709
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,613,907
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,213,840
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	5,000,000	5,180,300
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,491,594
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,076,560
Total			47,707,284
New York 16.0%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2018
06/18/2019	2.750%	7,000,000	7,016,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bolivar-Richburg Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/12/2019	2.750%	5,730,000	5,744,841
Campbell-Savona Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	7,570,000	7,593,013
Center Moriches Union Free School District
Unlimited General Obligation Notes
BAN Series 2018
08/07/2019	2.750%	5,000,000	5,017,300
City of Poughkeepsie
Limited General Obligation Notes
BAN Series 2018A
05/03/2019	4.000%	1,820,000	1,827,699
County of Clinton
Limited General Obligation Notes
BAN Series 2018B
08/02/2019	2.750%	6,873,412	6,892,108
County of Madison
Limited General Obligation Notes
BAN Series 2018
04/12/2019	2.100%	3,965,000	3,965,515
East Ramapo Central School District
Unlimited General Obligation Notes
BAN Series 2018
04/26/2019	3.000%	5,000,000	5,023,350
General Brown Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/11/2019	2.750%	5,000,000	5,013,600
Housing Development Corp.
Refunding Revenue Bonds
Series 2015G-2
11/01/2019	1.450%	2,500,000	2,480,150
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	2,946,840
Sustainable Neighborhood
Series 2017G
11/01/2057	2.000%	3,000,000	2,958,150
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2018B-1J
05/15/2020	5.000%	5,250,000	5,472,022
Subordinated BAN Series 2018B-2
05/15/2021	5.000%	5,000,000	5,318,300

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency(e)
Refunding Revenue Bonds
Senior Trips
Series 2012A AMT
07/01/2019	5.000%	1,730,000	1,760,085
New York State Dormitory Authority
Refunding Revenue Bonds
Personal Income Tax
Series 2017B
02/15/2023	5.000%	5,000,000	5,537,050
New York State Urban Development Corp.
Refunding Revenue Bonds
Personal Income Tax
Series 2017
03/15/2024	5.000%	5,000,000	5,635,000
New York Transportation Development Corp.(e)
Refunding Revenue Bonds
Terminal One Group
Series 2015 AMT
01/01/2019	5.000%	11,000,000	11,050,380
Terminal One Group Association
Series 2015 AMT
01/01/2021	5.000%	5,500,000	5,762,790
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2022	5.000%	2,465,000	2,624,165
North Syracuse Central School District
Unlimited General Obligation Notes
BAN Series 2018
08/09/2019	2.750%	7,931,602	7,956,190
Onondaga Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/19/2019	2.750%	4,013,185	4,023,017
Owego Apalachin Central School District
Unlimited General Obligation Notes
RAN Series 2018
06/27/2019	2.375%	4,000,000	4,001,680
Port Authority of New York & New Jersey(e)
Revenue Bonds
Series 2011-106 AMT
10/15/2021	5.000%	2,250,000	2,413,103
Schenevus Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	3,495,000	3,503,108
State of New York Mortgage Agency(e)
Refunding Revenue Bonds
Series 2014-189 AMT
04/01/2021	2.450%	1,000,000	992,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-206 AMT
10/01/2019	1.450%	1,470,000	1,454,036
04/01/2020	1.500%	1,340,000	1,316,925
10/01/2020	1.600%	1,490,000	1,455,372
04/01/2021	1.700%	1,730,000	1,682,944
10/01/2021	1.800%	1,165,000	1,125,448
04/01/2022	1.950%	1,300,000	1,255,202
Revenue Bonds
55th Series 2017 AMT
04/01/2019	1.500%	585,000	583,122
10/01/2019	1.650%	845,000	839,677
04/01/2020	1.750%	960,000	951,101
10/01/2020	1.800%	1,725,000	1,703,196
04/01/2021	1.950%	1,815,000	1,789,227
10/01/2021	2.050%	505,000	496,551
Thousand Islands Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	3,735,000	3,743,665
Tioga Central School District
Unlimited General Obligation Notes
Series 2018 BAN
08/16/2019	2.750%	4,000,000	4,013,960
Town of Lancaster
Limited General Obligation Notes
BAN Series 2018
07/25/2019	2.750%	4,840,000	4,852,148
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2019	4.000%	2,000,000	2,018,540
06/01/2020	5.000%	1,000,000	1,037,700
Waterford Halfmoon Union Free School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	4,379,902	4,391,772
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010B
11/01/2019	5.000%	3,135,000	3,213,908
Total			160,452,970
North Carolina 0.2%
North Carolina Housing Finance Agency(e)
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/2039	3.500%	2,050,000	2,079,315

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.3%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
07/01/2019	1.700%	435,000	432,895
01/01/2020	1.750%	900,000	891,990
07/01/2020	1.850%	730,000	720,831
01/01/2021	1.950%	645,000	635,009
Total			2,680,725
Ohio 0.5%
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,135,531
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	355,000	361,528
State of Ohio(e)
Revenue Bonds
Ohio Water Development Authority Waste Management
Series 2015 AMT
11/01/2022	1.700%	2,980,000	2,980,000
Total			5,477,059
Oklahoma 0.3%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2020	5.000%	500,000	520,905
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2019	4.000%	1,005,000	1,018,286
Oklahoma County Finance Authority
Revenue Bonds
Midwest City Public Schools
Series 2018
10/01/2022	5.000%	1,000,000	1,085,250
Total			2,624,441
Pennsylvania 5.9%
City of Philadelphia Airport(e)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2022	5.000%	500,000	539,845
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2020	5.000%	1,000,000	1,037,860
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2013
04/01/2021	5.000%	5,000,000	5,310,300
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2019	5.000%	1,000,000	1,004,370
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Series 2017A AMT
04/01/2019	2.050%	5,000,000	4,999,450
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2021	5.000%	1,170,000	1,244,447
06/30/2022	5.000%	5,000,000	5,353,050
Waste Management, Inc. Project
Series 2014 AMT
07/01/2041	2.250%	2,775,000	2,767,341
Series 2017A AMT
08/01/2037	1.700%	2,000,000	1,961,580
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2041	3.500%	4,320,000	4,396,334
Series 2016-120
10/01/2046	3.500%	5,585,000	5,689,998
Pennsylvania Housing Finance Agency(e)
Refunding Revenue Bonds
Series 2017-124A AMT
10/01/2019	1.350%	835,000	826,742
04/01/2020	1.450%	1,000,000	984,130
10/01/2020	1.550%	1,000,000	978,680
04/01/2021	1.650%	1,000,000	972,870
10/01/2021	1.750%	725,000	702,453
Pennsylvania Turnpike Commission(d)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	2.200%	5,000,000	4,996,900
Revenue Bonds
Series 2013B
Muni Swap Index Yield + 1.150% 12/01/2019	2.750%	3,070,000	3,083,631

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System
Series 2015A
12/01/2018	4.000%	1,750,000	1,752,713
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,449,475
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	606,127
09/01/2023	5.000%	450,000	491,868
Unlimited General Obligation Refunding Bonds
Series 2015D
09/01/2019	5.000%	3,750,000	3,831,150
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015
06/01/2019	5.000%	2,890,000	2,936,384
Total			58,917,698
Rhode Island 0.5%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2019	5.000%	1,500,000	1,520,550
05/15/2022	5.000%	1,250,000	1,343,700
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 2016
10/01/2046	3.500%	1,230,000	1,250,172
Rhode Island Student Loan Authority(e)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2022	5.000%	1,300,000	1,390,350
Total			5,504,772
South Carolina 1.6%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-4 Escrowed to Maturity
01/01/2019	5.000%	6,645,000	6,678,291
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	2,700,000	2,686,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(e)
Revenue Bonds
Series 2018 AMT
07/01/2020	5.000%	500,000	521,900
07/01/2024	5.000%	850,000	948,702
South Carolina State Housing Finance & Development Authority
Refunding Revenue Bonds
Series 2016B-1
07/01/2043	3.500%	1,585,000	1,611,232
South Carolina State Housing Finance & Development Authority(e)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/2043	4.000%	3,950,000	4,069,053
Total			16,515,678
Tennessee 1.9%
Memphis Health Educational & Housing Facility Board
Revenue Bonds
Forum Flats Apartments Project
Series 2017
12/01/2020	1.800%	1,350,000	1,344,681
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2030	1.550%	3,000,000	2,947,530
East Webster Street Apartments
Series 2018
04/01/2021	2.050%	1,250,000	1,247,913
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2019	5.000%	9,920,000	9,985,670
02/01/2020	5.000%	3,820,000	3,934,485
Total			19,460,279
Texas 2.8%
City of Houston
Limited General Obligation Refunding Bonds
Series 2017A
03/01/2020	5.000%	875,000	907,743
03/01/2021	5.000%	1,000,000	1,060,190
Harris County-Houston Sports Authority
Refunding Revenue Bonds
Senior Lien
Series 2014A
11/15/2019	5.000%	3,000,000	3,087,120

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Independent School District Public Facility Corp.(g)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,571,210
Lewisville Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	2,887,789
Matagorda County Navigation District No. 1(e)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	3,000,000	2,942,550
State of Texas(e)
Unlimited General Obligation Bonds
Series 2014 AMT
08/01/2023	6.000%	3,475,000	4,012,721
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
12/01/2018	2.500%	465,000	465,038
Texas Department of Housing & Community Affairs
Revenue Bonds
EMLI Liberty Crossing Housing
Series 2017
12/01/2020	1.800%	3,600,000	3,566,772
Travis County Housing Finance Corp.
Revenue Bonds
McKinney Falls Apartments
Series 2018
04/01/2021	2.000%	2,500,000	2,487,525
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2021	5.000%	3,895,000	4,188,021
Total			28,176,679
Utah 0.5%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B
05/15/2056	5.000%	3,750,000	4,066,013
Utah Housing Corp.(e)
Refunding Revenue Bonds
Series 2015D-1 Class III (FHA) AMT
01/01/2019	1.850%	1,430,000	1,428,727
Total			5,494,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vermont 1.0%
Vermont Economic Development Authority
Revenue Bonds
Bennington College Real Estate Project
RAN Series 2017
07/01/2020	2.000%	10,000,000	9,735,600
Virgin Islands, U.S. 0.1%
Virgin Islands Public Finance Authority(a),(h)
Revenue Bonds
Series 2015
09/01/2020	5.000%	750,000	772,838
Virginia 2.4%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Series 2015
11/01/2035	1.750%	7,000,000	6,981,730
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/2040	2.150%	11,875,000	11,805,056
Virginia Electric & Power Co.
Series 2015A
11/01/2040	1.875%	5,000,000	4,954,100
Total			23,740,886
Washington 0.4%
Port of Seattle(e)
Revenue Bonds
Series 2018B AMT
05/01/2023	5.000%	2,000,000	2,194,460
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Single Family Program
Series 2015 AMT
12/01/2022	2.600%	1,030,000	1,020,133
Series 2017 AMT
06/01/2039	4.000%	1,095,000	1,129,712
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	165,000	167,958
Total			4,512,263
Wisconsin 1.0%
Public Finance Authority
Loan Anticipation Notes
Lake Ocone Academy
Series 2017
10/01/2019	2.300%	3,585,000	3,560,120

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,178,440
Wisconsin Housing & Economic Development Authority(e)
Refunding Revenue Bonds
Series 2017B (FHA) AMT
09/01/2019	1.500%	400,000	396,096
03/01/2020	1.600%	350,000	344,596
03/01/2021	1.850%	525,000	511,408
09/01/2022	2.150%	870,000	837,845
Revenue Bonds
Series 2018A AMT
03/01/2021	2.250%	390,000	384,598
03/01/2022	2.500%	1,265,000	1,244,823
09/01/2022	2.600%	710,000	697,213
Total			10,155,139
Wyoming 0.2%
Wyoming Community Development Authority(e)
Refunding Revenue Bonds
Series 2016-1 AMT
12/01/2038	3.500%	1,765,000	1,793,099
Total Municipal Bonds (Cost $884,584,226)			875,291,595

Municipal Short Term 10.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Connecticut 0.0%
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2018	2.010%	430,000	430,172
Massachusetts 0.1%
Town of Templeton
Limited General Obligation Notes
BAN Series 2017
11/30/2018	1.940%	1,600,000	1,600,354
Michigan 0.5%
Waterford School District
Limited General Obligation Notes
Series 2018
09/25/2019	2.340%	4,640,000	4,666,819
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Jersey 0.5%
City of Newark
Unlimited General Obligation Notes
Series 2018
10/09/2019	2.510%	4,700,000	4,742,441
New York 8.9%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
Erie #2 Chautauqua and Cattaraugus
Series 2018
06/28/2019	2.350%	7,000,000	7,017,150
RAN Series 2018
06/21/2019	2.350%	5,500,000	5,513,090
06/28/2019	2.370%	4,000,000	4,016,280
City of Batavia
Unlimited General Obligation Notes
BAN Series 2018
05/02/2019	2.430%	4,100,000	4,100,861
City of New York(d)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
Muni Swap Index Yield + 0.650% 02/15/2019	2.250%	6,250,000	6,255,500
City of Yonkers
Limited General Obligation Notes
BAN Series 2018-A
05/15/2019	2.750%	5,000,000	5,006,350
Frewsburg Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/26/2019	2.240%	5,131,000	5,147,112
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2018
06/28/2019	2.420%	5,000,000	5,026,850
Holland Patent Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.360%	2,800,000	2,806,860
Lisbon Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.330%	4,900,000	4,912,985
Norwich City School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.340%	8,025,000	8,045,223

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Olean City School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.260%	6,800,000	6,821,080
Susquehanna Valley Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.020%	4,000,000	4,018,680
Town of Windham
Limited General Obligation Notes
BAN Series 2018
05/21/2019	2.500%	3,669,000	3,678,429
Town of York
Limited General Obligation Notes
BAN Series 2018
08/29/2019	2.440%	2,836,620	2,843,485
Village of Lowville
Limited General Obligation Notes
BAN Series 2018
09/25/2019	2.620%	4,702,000	4,707,125
Village of Springville
Limited General Obligation Notes
BAN Series 2018
07/03/2019	2.470%	4,040,000	4,046,868
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Wyandanch Union Free School District
Unlimited General Obligation Notes
TAN Series 2018
06/21/2019	2.430%	5,000,000	5,001,800
Total			88,965,728
Total Municipal Short Term (Cost $100,549,794)			100,405,514

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(i)	147,224	147,224
Total Money Market Funds (Cost $147,212)		147,224
Total Investments in Securities (Cost $1,010,641,232)		1,001,204,333
Other Assets & Liabilities, Net		256,160
Net Assets		$1,001,460,493

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $20,123,728, which represents 2.01% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2018.
(d)	Variable rate security. The interest rate shown was the current rate as of October 31, 2018.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security purchased on a when-issued basis.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2018, the total value of these securities amounted to $772,838, which represents 0.08% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Abbreviation Legend  (continued)
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	25,360,000	—	25,360,000
Municipal Bonds	—	875,291,595	—	875,291,595
Municipal Short Term	—	100,405,514	—	100,405,514
Money Market Funds	147,224	—	—	147,224
Total Investments in Securities	147,224	1,001,057,109	—	1,001,204,333
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,010,641,232)	$1,001,204,333
Cash	67,283
Receivable for:
Investments sold	1,444,384
Capital shares sold	599,711
Interest	11,337,137
Expense reimbursement due from Investment Manager	3,870
Prepaid expenses	4,892
Other assets	4,145
Total assets	1,014,665,755
Liabilities
Payable for:
Investments purchased	1,779,890
Investments purchased on a delayed delivery basis	5,000,000
Capital shares purchased	4,587,020
Distributions to shareholders	1,598,242
Management services fees	11,779
Distribution and/or service fees	692
Transfer agent fees	23,307
Compensation of board members	167,154
Compensation of chief compliance officer	123
Other expenses	37,055
Total liabilities	13,205,262
Net assets applicable to outstanding capital stock	$1,001,460,493
Represented by
Paid in capital	1,014,571,787
Total distributable earnings (loss)	(13,111,294)
Total - representing net assets applicable to outstanding capital stock	$1,001,460,493
Class A
Net assets	$68,517,264
Shares outstanding	6,686,138
Net asset value per share	$10.25
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.35
Advisor Class
Net assets	$1,378,830
Shares outstanding	134,457
Net asset value per share	$10.25
Class C
Net assets	$7,398,021
Shares outstanding	722,417
Net asset value per share	$10.24
Institutional Class
Net assets	$99,810,919
Shares outstanding	9,739,922
Net asset value per share	$10.25
Institutional 2 Class
Net assets	$19,448,732
Shares outstanding	1,898,568
Net asset value per share	$10.24
Institutional 3 Class
Net assets	$804,906,727
Shares outstanding	78,579,738
Net asset value per share	$10.24
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	21

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$27,139
Interest	11,240,008
Total income	11,267,147
Expenses:
Management services fees	2,318,321
Distribution and/or service fees
Class A	99,732
Class C	43,083
Transfer agent fees
Class A	40,759
Advisor Class	466
Class C	4,413
Institutional Class	53,964
Institutional 2 Class	5,324
Institutional 3 Class	30,728
Compensation of board members	22,223
Custodian fees	5,698
Printing and postage fees	10,003
Registration fees	52,870
Audit fees	17,467
Legal fees	9,656
Compensation of chief compliance officer	123
Other	12,674
Total expenses	2,727,504
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(731,426)
Expense reduction	(40)
Total net expenses	1,996,038
Net investment income	9,271,109
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,219,317)
Net realized loss	(2,219,317)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,305,518
Net change in unrealized appreciation (depreciation)	1,305,518
Net realized and unrealized loss	(913,799)
Net increase in net assets resulting from operations	$8,357,310
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$9,271,109	$18,067,125
Net realized loss	(2,219,317)	(1,135,370)
Net change in unrealized appreciation (depreciation)	1,305,518	(9,538,429)
Net increase in net assets resulting from operations	8,357,310	7,393,326
Distributions to shareholders
Net investment income and net realized gains
Class A	(560,504)
Advisor Class	(7,860)
Class C	(27,815)
Institutional Class	(877,143)
Institutional 2 Class	(165,752)
Institutional 3 Class	(7,624,614)
Net investment income
Class A		(1,103,543)
Advisor Class		(13,684)
Class B		(8)
Class C		(43,285)
Institutional Class		(6,394,562)
Institutional 2 Class		(205,669)
Institutional 3 Class		(10,736,230)
Total distributions to shareholders	(9,263,688)	(18,496,981)
Decrease in net assets from capital stock activity	(135,252,042)	(354,956,693)
Total decrease in net assets	(136,158,420)	(366,060,348)
Net assets at beginning of period	1,137,618,913	1,503,679,261
Net assets at end of period	$1,001,460,493	$1,137,618,913
Undistributed net investment income	$734,959	$727,538
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,079,048	21,412,555	2,449,058	25,363,429
Distributions reinvested	46,638	479,524	89,887	929,330
Redemptions	(3,586,551)	(36,901,475)	(4,698,890)	(48,652,288)
Net decrease	(1,460,865)	(15,009,396)	(2,159,945)	(22,359,529)
Advisor Class
Subscriptions	79,594	819,678	112,053	1,163,795
Distributions reinvested	573	5,898	1,307	13,526
Redemptions	(4,783)	(49,222)	(154,797)	(1,602,924)
Net increase (decrease)	75,384	776,354	(41,437)	(425,603)
Class B
Redemptions	—	—	(1,591)	(16,497)
Net decrease	—	—	(1,591)	(16,497)
Class C
Subscriptions	31,038	318,674	109,723	1,132,629
Distributions reinvested	1,808	18,578	2,693	27,796
Redemptions	(317,649)	(3,268,692)	(518,913)	(5,367,897)
Net decrease	(284,803)	(2,931,440)	(406,497)	(4,207,472)
Institutional Class
Subscriptions	1,037,958	10,675,604	12,544,502	130,090,046
Distributions reinvested	67,300	692,041	130,328	1,347,487
Redemptions	(2,350,174)	(24,154,293)	(133,629,684)	(1,389,556,931)
Net decrease	(1,244,916)	(12,786,648)	(120,954,854)	(1,258,119,398)
Institutional 2 Class
Subscriptions	268,392	2,761,219	2,095,745	21,578,811
Distributions reinvested	7,859	80,773	18,515	191,293
Redemptions	(212,072)	(2,180,022)	(1,675,981)	(17,254,744)
Net increase	64,179	661,970	438,279	4,515,360
Institutional 3 Class
Subscriptions	1,623,565	16,694,492	112,105,218	1,165,355,248
Distributions reinvested	2,417	24,833	1,815	18,690
Redemptions	(11,939,493)	(122,682,207)	(23,214,750)	(239,717,492)
Net increase (decrease)	(10,313,511)	(105,962,882)	88,892,283	925,656,446
Total net decrease	(13,164,532)	(135,252,042)	(34,233,762)	(354,956,693)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

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Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.26	0.07	(0.01)	0.06	(0.07)	(0.07)
Year Ended 4/30/2018	$10.36	0.11	(0.09)	0.02	(0.12)	(0.12)
Year Ended 4/30/2017	$10.43	0.09	(0.06)	0.03	(0.10)	(0.10)
Year Ended 4/30/2016	$10.42	0.07	0.01	0.08	(0.07)	(0.07)
Year Ended 4/30/2015	$10.48	0.08	(0.06)	0.02	(0.08)	(0.08)
Year Ended 4/30/2014	$10.54	0.10	(0.06)	0.04	(0.10)	(0.10)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.27	0.09	(0.02)	0.07	(0.09)	(0.09)
Year Ended 4/30/2018	$10.36	0.14	(0.09)	0.05	(0.14)	(0.14)
Year Ended 4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)	(0.12)
Year Ended 4/30/2016	$10.41	0.09	0.02	0.11	(0.09)	(0.09)
Year Ended 4/30/2015	$10.47	0.11	(0.06)	0.05	(0.11)	(0.11)
Year Ended 4/30/2014	$10.54	0.13	(0.08)	0.05	(0.12)	(0.12)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.25	0.03	(0.01)	0.02	(0.03)	(0.03)
Year Ended 4/30/2018	$10.35	0.03	(0.09)	(0.06)	(0.04)	(0.04)
Year Ended 4/30/2017	$10.42	0.01	(0.06)	(0.05)	(0.02)	(0.02)
Year Ended 4/30/2016	$10.42	(0.01)	0.01	0.00 (e)	(0.00) (e)	(0.00) (e)
Year Ended 4/30/2015	$10.48	0.00 (e)	(0.06)	(0.06)	(0.00) (e)	(0.00) (e)
Year Ended 4/30/2014	$10.54	0.02	(0.06)	(0.04)	(0.02)	(0.02)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.26	0.09	(0.01)	0.08	(0.09)	(0.09)
Year Ended 4/30/2018	$10.36	0.13	(0.09)	0.04	(0.14)	(0.14)
Year Ended 4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)	(0.12)
Year Ended 4/30/2016	$10.42	0.09	0.01	0.10	(0.09)	(0.09)
Year Ended 4/30/2015	$10.48	0.11	(0.06)	0.05	(0.11)	(0.11)
Year Ended 4/30/2014	$10.54	0.13	(0.06)	0.07	(0.13)	(0.13)
Institutional 2 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.26	0.09	(0.02)	0.07	(0.09)	(0.09)
Year Ended 4/30/2018	$10.35	0.15	(0.09)	0.06	(0.15)	(0.15)
Year Ended 4/30/2017	$10.42	0.13	(0.07)	0.06	(0.13)	(0.13)
Year Ended 4/30/2016	$10.41	0.10	0.01	0.11	(0.10)	(0.10)
Year Ended 4/30/2015	$10.47	0.12	(0.06)	0.06	(0.12)	(0.12)
Year Ended 4/30/2014	$10.54	0.14	(0.07)	0.07	(0.14)	(0.14)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.25	0.62%	0.80% (c)	0.67% (c),(d)	1.41% (c)	32%	$68,517
Year Ended 4/30/2018	$10.26	0.16%	0.81%	0.67% (d)	1.08%	36%	$83,580
Year Ended 4/30/2017	$10.36	0.26%	0.86%	0.71% (d)	0.86%	46%	$106,751
Year Ended 4/30/2016	$10.43	0.74%	0.89%	0.72% (d)	0.64%	37%	$127,769
Year Ended 4/30/2015	$10.42	0.22%	0.89%	0.73% (d)	0.79%	28%	$130,876
Year Ended 4/30/2014	$10.48	0.37%	0.89%	0.73% (d)	0.94%	31%	$165,777
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.25	0.64%	0.55% (c)	0.41% (c),(d)	1.70% (c)	32%	$1,379
Year Ended 4/30/2018	$10.27	0.51%	0.56%	0.42% (d)	1.33%	36%	$607
Year Ended 4/30/2017	$10.36	0.51%	0.62%	0.45% (d)	1.15%	46%	$1,041
Year Ended 4/30/2016	$10.43	1.09%	0.64%	0.47% (d)	0.89%	37%	$544
Year Ended 4/30/2015	$10.41	0.47%	0.65%	0.48% (d)	1.04%	28%	$568
Year Ended 4/30/2014	$10.47	0.53%	0.64%	0.48% (d)	1.19%	31%	$85
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.24	0.24%	1.55% (c)	1.42% (c),(d)	0.65% (c)	32%	$7,398
Year Ended 4/30/2018	$10.25	(0.59%)	1.56%	1.42% (d)	0.33%	36%	$10,327
Year Ended 4/30/2017	$10.35	(0.48%)	1.61%	1.46% (d)	0.11%	46%	$14,630
Year Ended 4/30/2016	$10.42	0.00% (e)	1.64%	1.47% (d)	(0.10%)	37%	$19,074
Year Ended 4/30/2015	$10.42	(0.53%)	1.64%	1.48% (d)	0.04%	28%	$21,184
Year Ended 4/30/2014	$10.48	(0.38%)	1.64%	1.48% (d)	0.19%	31%	$24,424
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.25	0.74%	0.55% (c)	0.41% (c),(d)	1.66% (c)	32%	$99,811
Year Ended 4/30/2018	$10.26	0.40%	0.58%	0.44% (d)	1.21%	36%	$112,699
Year Ended 4/30/2017	$10.36	0.51%	0.61%	0.46% (d)	1.11%	46%	$1,366,779
Year Ended 4/30/2016	$10.43	0.99%	0.64%	0.47% (d)	0.89%	37%	$1,623,807
Year Ended 4/30/2015	$10.42	0.47%	0.64%	0.48% (d)	1.04%	28%	$1,699,650
Year Ended 4/30/2014	$10.48	0.62%	0.64%	0.48% (d)	1.19%	31%	$1,822,976
Institutional 2 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.24	0.67%	0.51% (c)	0.37% (c)	1.71% (c)	32%	$19,449
Year Ended 4/30/2018	$10.26	0.55%	0.51%	0.37%	1.41%	36%	$18,813
Year Ended 4/30/2017	$10.35	0.61%	0.50%	0.36%	1.21%	46%	$14,452
Year Ended 4/30/2016	$10.42	1.10%	0.49%	0.37%	1.00%	37%	$22,159
Year Ended 4/30/2015	$10.41	0.57%	0.49%	0.38%	1.14%	28%	$15,024
Year Ended 4/30/2014	$10.47	0.67%	0.48%	0.37%	1.31%	31%	$23,173
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.25	0.09	(0.01)	0.08	(0.09)	(0.09)
Year Ended 4/30/2018	$10.36	0.15	(0.11)	0.04	(0.15)	(0.15)
Year Ended 4/30/2017(f)	$10.35	0.02	0.01 (g)	0.03	(0.02)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.24	0.79%	0.46% (c)	0.32% (c)	1.75% (c)	32%	$804,907
Year Ended 4/30/2018	$10.25	0.41%	0.46%	0.33%	1.50%	36%	$911,594
Year Ended 4/30/2017(f)	$10.36	0.33%	0.50% (c)	0.31% (c)	1.42% (c)	46%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.50% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
30	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
32	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	13,051
Class C	52
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2018 through August 31, 2019	Prior to September 1, 2018
Class A	0.67%	0.67%
Advisor Class	0.42	0.42
Class C	1.42	1.42
Institutional Class	0.42	0.42
Institutional 2 Class	0.36	0.39
Institutional 3 Class	0.32	0.33
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
34	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,010,641,000	305,000	(9,742,000)	(9,437,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	690,134	1,499,903	2,190,037
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $306,729,973 and $368,910,608, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
The Fund had no borrowings during the six months ended October 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects. Because the Fund invests significantly in municipal securities issued by the State of New York and its political sub-divisions, the Fund will be particularly affected by any such changes in or otherwise impacting New York and its political sub-divisions.
Shareholder concentration risk
At October 31, 2018, one unaffiliated shareholder of record owned 82.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
36	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	37

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
38	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	39

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
40	Columbia Short Term Municipal Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short Term Municipal Bond Fund | Semiannual Report 2018	41

Columbia Short Term Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR223_04_H01_(12/18)

SemiAnnual Report
October 31, 2018
Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free Virginia Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Deborah Vargo
Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/05/89	0.15	-1.47	1.69	3.22
	Including sales charges		-2.83	-4.40	1.08	2.92
Advisor Class*		03/19/13	0.27	-1.23	1.96	3.49
Class C	Excluding sales charges	06/17/92	-0.33	-2.21	0.93	2.45
	Including sales charges		-1.31	-3.17	0.93	2.45
Institutional Class		09/20/89	0.17	-1.23	1.93	3.47
Institutional 3 Class*		03/01/17	0.32	-1.13	1.98	3.50
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			0.63	-0.66	2.67	4.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2018)
AAA rating	12.7
AA rating	57.2
A rating	14.4
BBB rating	10.2
B rating	0.7
Not rated	4.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.50	1,021.12	4.09	4.13	0.81
Advisor Class	1,000.00	1,000.00	1,002.70	1,022.38	2.83	2.85	0.56
Class C	1,000.00	1,000.00	996.70	1,017.34	7.85	7.93	1.56
Institutional Class	1,000.00	1,000.00	1,001.70	1,022.38	2.83	2.85	0.56
Institutional 3 Class	1,000.00	1,000.00	1,003.20	1,022.84	2.37	2.40	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.3%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	1.640%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.0%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,152,585
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009B
10/01/2021	5.000%	2,500,000	2,565,700
Series 2010A
10/01/2023	5.000%	2,475,000	2,600,334
10/01/2027	5.000%	1,515,000	1,587,356
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,064,540
Total			8,970,515
Higher Education 8.5%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	1,000,000	984,040
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,323,447
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2022	5.000%	1,455,000	1,509,068
03/01/2023	5.000%	2,000,000	2,073,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,474,845
Virginia Commonwealth University(c)
Refunding Revenue Bonds
General Pledge
Series 2018-A
11/01/2031	5.000%	400,000	465,280
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,821,800
Total			12,652,260
Hospital 13.1%
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,729,395
Inova Health System Project
Series 1993I (NPFGC)
08/15/2019	5.250%	275,000	281,927
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2020	5.250%	4,000,000	4,170,800
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,899,721
Series 2018A
11/01/2048	5.000%	300,000	349,239
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,663,240
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/2022	5.000%	2,000,000	2,182,020
07/01/2023	5.000%	1,000,000	1,081,870
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,422,096
06/15/2033	5.000%	200,000	216,428
06/15/2035	5.000%	1,000,000	1,075,960
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,372,825
Total			19,445,521
Investor Owned 1.4%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co.
Series 2009A
05/01/2023	5.000%	2,000,000	2,026,440
Local Appropriation 5.9%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	181,076
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,148,430
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	839,116
Six Public Facilities Projects
Series 2010
04/01/2024	4.000%	1,000,000	1,007,190
Henry County Industrial Development Authority(c)
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	992,390
Loudoun County Economic Development Authority
Revenue Bonds
Roads & Public Facilities Project
Series 2015
12/01/2025	5.000%	3,000,000	3,460,740
Series 2015
12/01/2028	5.000%	1,035,000	1,168,266
Total			8,797,208
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 11.1%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,071,030
City of Lynchburg Virginia
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	840,000	892,206
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/2020	5.250%	2,000,000	2,103,100
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/2031	5.000%	1,000,000	1,135,820
City of Norfolk
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,425,402
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,118,020
Unlimited General Obligation Refunding Bonds
Series 2017B
07/15/2029	4.000%	2,000,000	2,148,940
Series 2017D
03/01/2028	5.000%	1,250,000	1,473,263
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,103,320
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,082,680
Total			16,553,781
Other Bond Issue 4.7%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	230,548
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	1,955,046

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,053,973
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,500,000	1,718,880
Total			6,958,447
Pool / Bond Bank 6.2%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/2025	4.000%	1,250,000	1,267,487
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,494,673
Series 2015
10/01/2027	5.000%	1,500,000	1,732,590
State Revolving Fund
Subordinated Series 2005
10/01/2020	5.500%	3,500,000	3,722,705
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,043,810
Total			9,261,265
Refunded / Escrowed 11.9%
Appomattox County Economic Development Authority
Prerefunded 05/01/20 Revenue Bonds
Series 2010
05/01/2022	5.000%	1,315,000	1,369,533
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,608,400
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,088,000
County of Pittsylvania
Prerefunded 02/01/19 Unlimited General Obligation Bonds
Series 2008B
02/01/2023	5.500%	1,030,000	1,039,322
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,314,680
Fairfax County Industrial Development Authority
Prerefunded 05/15/19 Revenue Bonds
Inova Health System Project
Series 2009C
05/15/2025	5.000%	1,000,000	1,016,500
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,284,250
Total			17,720,685
Retirement Communities 3.0%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,008,520
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	389,371
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	795,000	806,925
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,322,864
Total			4,527,680
Sales Tax 1.5%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,232,380
Special Non Property Tax 3.1%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,512,688
06/15/2030	5.000%	1,540,000	1,719,703

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,320,131
Total			4,552,522
Special Property Tax 3.9%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	987,820
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,043,670
04/01/2032	4.000%	1,000,000	1,038,340
Marquis Community Development Authority of York County(d),(e)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	462,508
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,438,314
Marquis Community Development Authority of York County(e)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	165,129
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	698,177
Total			5,833,958
State Appropriated 2.1%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,553,265
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,556,400
Total			3,109,665
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 6.7%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	2,000,000	2,338,260
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	528,310
Series 2018
05/15/2036	4.000%	2,000,000	2,049,440
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	2,876,825
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,257,520
Total			10,050,355
Turnpike / Bridge / Toll Road 4.3%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,104,499
07/15/2027	5.000%	1,000,000	1,062,700
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,255,100
Total			6,422,299
Water & Sewer 3.9%
County of Fairfax Sewer
Refunding Revenue Bonds
Series 2016A
07/15/2030	5.000%	1,000,000	1,145,480
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,327,760
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,270,160
Total			5,743,400
Total Municipal Bonds (Cost $145,265,711)			144,858,381

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Total Investments in Securities (Cost: $147,265,711)	146,858,381
Other Assets & Liabilities, Net	2,077,120
Net Assets	148,935,501
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $462,508, which represents 0.31% of total net assets.
(e)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	144,858,381	—	144,858,381
Total Investments in Securities	—	146,858,381	—	146,858,381
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $147,265,711)	$146,858,381
Cash	2,476,631
Receivable for:
Capital shares sold	128,430
Interest	1,779,678
Expense reimbursement due from Investment Manager	274
Prepaid expenses	2,465
Other assets	1,754
Total assets	151,247,613
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,462,732
Capital shares purchased	279,814
Distributions to shareholders	410,805
Management services fees	1,923
Distribution and/or service fees	267
Transfer agent fees	5,992
Compensation of board members	122,274
Compensation of chief compliance officer	18
Other expenses	28,287
Total liabilities	2,312,112
Net assets applicable to outstanding capital stock	$148,935,501
Represented by
Paid in capital	148,234,069
Total distributable earnings (loss)	701,432
Total - representing net assets applicable to outstanding capital stock	$148,935,501
Class A
Net assets	$25,167,978
Shares outstanding	2,441,977
Net asset value per share	$10.31
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.63
Advisor Class
Net assets	$1,677,425
Shares outstanding	162,772
Net asset value per share	$10.31
Class C
Net assets	$3,450,609
Shares outstanding	334,536
Net asset value per share	$10.31
Institutional Class
Net assets	$23,085,406
Shares outstanding	2,240,301
Net asset value per share	$10.30
Institutional 3 Class
Net assets	$95,554,083
Shares outstanding	9,250,418
Net asset value per share	$10.33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Interest	$2,736,316
Total income	2,736,316
Expenses:
Management services fees	376,879
Distribution and/or service fees
Class A	34,132
Class C	18,572
Transfer agent fees
Class A	13,200
Advisor Class	853
Class C	1,796
Institutional Class	13,026
Institutional 3 Class	3,546
Compensation of board members	13,224
Custodian fees	1,020
Printing and postage fees	5,580
Registration fees	4,942
Audit fees	17,089
Legal fees	4,978
Compensation of chief compliance officer	18
Other	4,918
Total expenses	513,773
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(55,798)
Expense reduction	(20)
Total net expenses	457,955
Net investment income	2,278,361
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	527,642
Net realized gain	527,642
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,346,708)
Net change in unrealized appreciation (depreciation)	(2,346,708)
Net realized and unrealized loss	(1,819,066)
Net increase in net assets resulting from operations	$459,295
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$2,278,361	$5,146,836
Net realized gain	527,642	1,166,822
Net change in unrealized appreciation (depreciation)	(2,346,708)	(6,380,720)
Net increase (decrease) in net assets resulting from operations	459,295	(67,062)
Distributions to shareholders
Net investment income and net realized gains
Class A	(378,530)
Advisor Class	(26,638)
Class C	(37,551)
Institutional Class	(405,894)
Institutional 3 Class	(1,563,470)
Net investment income
Class A		(739,090)
Advisor Class		(48,373)
Class B		(47)
Class C		(82,833)
Institutional Class		(2,041,523)
Institutional 3 Class		(2,354,809)
Net realized gains
Class A		(78,523)
Advisor Class		(5,862)
Class C		(12,565)
Institutional Class		(93,227)
Institutional 3 Class		(313,338)
Total distributions to shareholders	(2,412,083)	(5,770,190)
Decrease in net assets from capital stock activity	(13,033,168)	(26,032,570)
Total decrease in net assets	(14,985,956)	(31,869,822)
Net assets at beginning of period	163,921,457	195,791,279
Net assets at end of period	$148,935,501	$163,921,457
Undistributed (excess of distributions over) net investment income	$(11,670)	$122,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	117,191	1,225,620	414,444	4,441,045
Distributions reinvested	21,656	225,917	44,301	473,707
Redemptions	(284,213)	(2,949,237)	(481,634)	(5,156,319)
Net decrease	(145,366)	(1,497,700)	(22,889)	(241,567)
Advisor Class
Subscriptions	900	9,430	150,640	1,624,026
Distributions reinvested	2,539	26,490	5,035	53,729
Redemptions	(15,295)	(159,595)	(56,357)	(596,030)
Net increase (decrease)	(11,856)	(123,675)	99,318	1,081,725
Class B
Redemptions	—	—	(904)	(9,878)
Net decrease	—	—	(904)	(9,878)
Class C
Subscriptions	17,701	185,442	76,389	821,561
Distributions reinvested	3,221	33,625	7,590	81,268
Redemptions	(52,441)	(547,623)	(175,272)	(1,881,579)
Net decrease	(31,519)	(328,556)	(91,293)	(978,750)
Institutional Class
Subscriptions	70,856	738,117	795,350	8,556,321
Distributions reinvested	30,369	316,848	72,645	777,323
Redemptions	(658,966)	(6,862,395)	(13,068,801)	(141,811,119)
Net decrease	(557,741)	(5,807,430)	(12,200,806)	(132,477,475)
Institutional 3 Class
Subscriptions	655,544	6,858,639	12,736,917	138,439,858
Distributions reinvested	4,445	46,458	5,105	54,205
Redemptions	(1,166,643)	(12,180,904)	(2,985,880)	(31,900,688)
Net increase (decrease)	(506,654)	(5,275,807)	9,756,142	106,593,375
Total net decrease	(1,253,136)	(13,033,168)	(2,460,432)	(26,032,570)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.44	0.14	(0.12)	0.02	(0.15)	—	(0.15)
Year Ended 4/30/2018	$10.79	0.27	(0.31)	(0.04)	(0.28)	(0.03)	(0.31)
Year Ended 4/30/2017	$11.18	0.28	(0.34)	(0.06)	(0.30)	(0.03)	(0.33)
Year Ended 4/30/2016	$11.13	0.30	0.10	0.40	(0.32)	(0.03)	(0.35)
Year Ended 4/30/2015	$11.09	0.31	0.04	0.35	(0.31)	(0.00) (e)	(0.31)
Year Ended 4/30/2014	$11.54	0.32	(0.39)	(0.07)	(0.31)	(0.07)	(0.38)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.44	0.15	(0.12)	0.03	(0.16)	—	(0.16)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)	(0.36)
Year Ended 4/30/2016	$11.12	0.33	0.11	0.44	(0.35)	(0.03)	(0.38)
Year Ended 4/30/2015	$11.08	0.34	0.04	0.38	(0.34)	(0.00) (e)	(0.34)
Year Ended 4/30/2014	$11.52	0.35	(0.38)	(0.03)	(0.34)	(0.07)	(0.41)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.45	0.10	(0.13)	(0.03)	(0.11)	—	(0.11)
Year Ended 4/30/2018	$10.80	0.19	(0.31)	(0.12)	(0.20)	(0.03)	(0.23)
Year Ended 4/30/2017	$11.19	0.20	(0.34)	(0.14)	(0.22)	(0.03)	(0.25)
Year Ended 4/30/2016	$11.13	0.22	0.10	0.32	(0.23)	(0.03)	(0.26)
Year Ended 4/30/2015	$11.10	0.23	0.03	0.26	(0.23)	(0.00) (e)	(0.23)
Year Ended 4/30/2014	$11.54	0.23	(0.37)	(0.14)	(0.23)	(0.07)	(0.30)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.44	0.15	(0.13)	0.02	(0.16)	—	(0.16)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)	(0.36)
Year Ended 4/30/2016	$11.13	0.33	0.10	0.43	(0.35)	(0.03)	(0.38)
Year Ended 4/30/2015	$11.09	0.34	0.04	0.38	(0.34)	(0.00) (e)	(0.34)
Year Ended 4/30/2014	$11.54	0.34	(0.38)	(0.04)	(0.34)	(0.07)	(0.41)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.31	0.15%	0.88% (c)	0.81% (c),(d)	2.60% (c)	4%	$25,168
Year Ended 4/30/2018	$10.44	(0.39%)	0.89%	0.81% (d)	2.55%	14%	$27,005
Year Ended 4/30/2017	$10.79	(0.51%)	0.95%	0.81%	2.56%	7%	$28,168
Year Ended 4/30/2016	$11.18	3.65%	0.96%	0.81% (d)	2.72%	12%	$42,046
Year Ended 4/30/2015	$11.13	3.21%	0.97%	0.81% (d)	2.79%	9%	$47,324
Year Ended 4/30/2014	$11.09	(0.51%)	0.97%	0.81% (d)	2.86%	2%	$47,113
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.31	0.27%	0.63% (c)	0.56% (c),(d)	2.85% (c)	4%	$1,677
Year Ended 4/30/2018	$10.44	(0.14%)	0.63%	0.56% (d)	2.80%	14%	$1,823
Year Ended 4/30/2017	$10.79	(0.26%)	0.70%	0.56%	2.81%	7%	$812
Year Ended 4/30/2016	$11.18	4.00%	0.72%	0.56% (d)	2.97%	12%	$506
Year Ended 4/30/2015	$11.12	3.47%	0.72%	0.56% (d)	3.06%	9%	$656
Year Ended 4/30/2014	$11.08	(0.19%)	0.72%	0.56% (d)	3.18%	2%	$77
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.31	(0.33%)	1.63% (c)	1.56% (c),(d)	1.86% (c)	4%	$3,451
Year Ended 4/30/2018	$10.45	(1.13%)	1.64%	1.56% (d)	1.79%	14%	$3,824
Year Ended 4/30/2017	$10.80	(1.25%)	1.70%	1.56%	1.82%	7%	$4,938
Year Ended 4/30/2016	$11.19	2.97%	1.72%	1.56% (d)	1.97%	12%	$5,141
Year Ended 4/30/2015	$11.13	2.35%	1.72%	1.56% (d)	2.03%	9%	$4,419
Year Ended 4/30/2014	$11.10	(1.16%)	1.72%	1.56% (d)	2.11%	2%	$4,044
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.30	0.17%	0.63% (c)	0.56% (c),(d)	2.85% (c)	4%	$23,085
Year Ended 4/30/2018	$10.44	(0.15%)	0.65%	0.56% (d)	2.76%	14%	$29,199
Year Ended 4/30/2017	$10.79	(0.26%)	0.70%	0.56%	2.82%	7%	$161,853
Year Ended 4/30/2016	$11.18	3.91%	0.71%	0.56% (d)	2.97%	12%	$173,677
Year Ended 4/30/2015	$11.13	3.47%	0.72%	0.56% (d)	3.04%	9%	$171,775
Year Ended 4/30/2014	$11.09	(0.26%)	0.72%	0.56% (d)	3.09%	2%	$177,502
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.46	0.16	(0.13)	0.03	(0.16)	—	(0.16)
Year Ended 4/30/2018	$10.82	0.31	(0.32)	(0.01)	(0.32)	(0.03)	(0.35)
Year Ended 4/30/2017(f)	$10.75	0.05	0.08 (g)	0.13	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.33	0.32%	0.54% (c)	0.47% (c)	2.94% (c)	4%	$95,554
Year Ended 4/30/2018	$10.46	(0.13%)	0.54%	0.48%	2.91%	14%	$102,071
Year Ended 4/30/2017(f)	$10.82	1.17%	0.55% (c)	0.42% (c)	3.04% (c)	7%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
20	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
22	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	5,870
Class C	44
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2018 through August 31, 2019	Prior to September 1, 2018
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.47	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
147,266,000	3,043,000	(3,450,000)	(407,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
24	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,130,463 and $18,201,263, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2018, one unaffiliated shareholder of record owned 71.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	27

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
28	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR239_04_H01_(12/18)

SemiAnnual Report
October 31, 2018
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Deborah Vargo
Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/05/92	0.20	-1.10	1.86	3.47
	Including sales charges		-2.83	-4.11	1.25	3.16
Advisor Class*		03/19/13	0.33	-0.85	2.12	3.73
Class C	Excluding sales charges	06/17/92	-0.18	-1.93	1.08	2.69
	Including sales charges		-1.17	-2.90	1.08	2.69
Institutional Class		01/06/92	0.33	-0.95	2.10	3.72
Institutional 3 Class*		03/01/17	0.39	-0.73	2.16	3.75
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			0.63	-0.66	2.67	4.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2018)
AAA rating	3.8
AA rating	34.3
A rating	58.1
BBB rating	1.6
BB rating	0.9
Not rated	1.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.00	1,021.12	4.09	4.13	0.81
Advisor Class	1,000.00	1,000.00	1,003.30	1,022.38	2.83	2.85	0.56
Class C	1,000.00	1,000.00	998.20	1,017.34	7.86	7.93	1.56
Institutional Class	1,000.00	1,000.00	1,003.30	1,022.38	2.83	2.85	0.56
Institutional 3 Class	1,000.00	1,000.00	1,003.90	1,022.94	2.27	2.29	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 95.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.1%
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,194,620
Charter Schools 1.4%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	988,280
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	520,795
Total			1,509,075
Higher Education 7.7%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,321,199
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,675,935
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,122,476
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,692,345
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,629,030
Total			8,440,985
Hospital 12.5%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,644,555
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,875,650
10/01/2031	5.000%	2,000,000	2,135,540
Greenville Health System
Refunding Revenue Bonds
Series 2008A
05/01/2021	5.250%	2,750,000	2,757,562
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,052,363
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,609,395
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2020	5.000%	1,000,000	1,052,210
11/01/2024	5.000%	450,000	490,572
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,121,170
Total			13,739,017
Joint Power Authority 3.2%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,320,887
Series 2016A
12/01/2028	5.000%	2,000,000	2,191,200
Total			3,512,087
Local Appropriation 26.7%
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,656,735
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,224,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,129,240
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,031,180
05/01/2035	5.000%	1,000,000	1,097,460
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,448,104
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,091,200
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,106,990
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,117,340
Greenwood Fifty Schools Facilities, Inc.
Refunding Revenue Bonds
Greenwood School District #50
Series 2016 (BAM)
12/01/2027	5.000%	1,750,000	1,973,055
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,132,160
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	924,754
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,011,982
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,662,945
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	590,143
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,038,949
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,437,981
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,655,295
12/01/2030	5.000%	1,275,000	1,401,442
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,654,815
Total			29,385,770
Local General Obligation 5.3%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	2,245,000	2,385,492
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,319,603
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,031,669
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,140,230
Total			5,876,994
Municipal Power 1.5%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,677,390

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 7.6%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,195,780
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,062,840
County of Charleston
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/2023	5.000%	1,000,000	1,022,790
Easley Combined Utility System
Refunding Revenue Bonds
Series 2011 (AGM)
12/01/2028	5.000%	1,000,000	1,002,510
Renewable Water Resources
Prerefunded 01/01/22 Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	555,000	598,873
South Carolina Ports Authority
Prerefunded 07/01/20 Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,050,540
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/2028	5.000%	1,360,000	1,366,936
Total			8,300,269
Resource Recovery 2.7%
Three Rivers Solid Waste Authority(b)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,515,600
10/01/2025	0.000%	1,835,000	1,453,467
Total			2,969,067
Retirement Communities 0.8%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	835,000	872,684
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.1%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/2028	5.000%	90,000	91,362
Special Non Property Tax 6.7%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,316,890
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,367,555
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	609,633
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	764,423
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	986,761
Spartanburg County Tourist Public Facilities Corp.
Refunding Certificate of Participation
Public Facilities Corp.
Series 2016 (BAM)
04/01/2028	4.000%	580,000	608,832
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	456,652
Series 2011A
06/01/2023	5.000%	555,000	592,612
06/01/2024	5.000%	580,000	618,703
Total			7,322,061
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,097,080

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 1.0%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,129,620
Student Loan 1.0%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	1,090,000	1,107,505
Transportation 6.7%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,259,160
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,155,476
Total			7,414,636
Water & Sewer 8.1%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,127,730
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	580,138
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,410,145
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	423,764
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	473,657
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/2019	5.250%	1,000,000	1,011,020
Series 2010A
01/01/2020	5.000%	1,500,000	1,550,940
Unrefunded Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	445,000	480,177
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,102,970
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	775,957
Total			8,936,498
Total Municipal Bonds (Cost $104,393,098)			104,576,720

Money Market Funds 3.9%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(c)	4,275,831	4,275,831
Total Money Market Funds (Cost $4,275,831)		4,275,831
Total Investments in Securities (Cost: $108,668,929)		108,852,551
Other Assets & Liabilities, Net		1,149,212
Net Assets		110,001,763

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $1,860,964, which represents 1.69% of total net assets.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	104,576,720	—	104,576,720
Money Market Funds	4,275,831	—	—	4,275,831
Total Investments in Securities	4,275,831	104,576,720	—	108,852,551
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $108,668,929)	$108,852,551
Cash	105,152
Receivable for:
Investments sold	10,167
Capital shares sold	118,903
Interest	1,447,287
Expense reimbursement due from Investment Manager	329
Prepaid expenses	2,338
Total assets	110,536,727
Liabilities
Payable for:
Capital shares purchased	109,734
Distributions to shareholders	266,917
Management services fees	1,418
Distribution and/or service fees	411
Transfer agent fees	14,241
Compensation of board members	113,415
Compensation of chief compliance officer	12
Other expenses	28,816
Total liabilities	534,964
Net assets applicable to outstanding capital stock	$110,001,763
Represented by
Paid in capital	109,994,043
Total distributable earnings (loss)	7,720
Total - representing net assets applicable to outstanding capital stock	$110,001,763
Class A
Net assets	$21,402,442
Shares outstanding	2,177,724
Net asset value per share	$9.83
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.13
Advisor Class
Net assets	$1,516,956
Shares outstanding	154,397
Net asset value per share	$9.83
Class C
Net assets	$9,648,173
Shares outstanding	981,072
Net asset value per share	$9.83
Institutional Class
Net assets	$76,634,273
Shares outstanding	7,794,008
Net asset value per share	$9.83
Institutional 3 Class
Net assets	$799,919
Shares outstanding	81,084
Net asset value per share	$9.87
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,940
Interest	1,805,309
Total income	1,819,249
Expenses:
Management services fees	266,646
Distribution and/or service fees
Class A	28,162
Class C	51,448
Transfer agent fees
Class A	14,363
Advisor Class	1,200
Class C	6,561
Institutional Class	49,710
Institutional 3 Class	71
Compensation of board members	12,399
Custodian fees	1,004
Printing and postage fees	5,373
Registration fees	1,972
Audit fees	17,090
Legal fees	4,741
Compensation of chief compliance officer	12
Other	4,540
Total expenses	465,292
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(69,824)
Expense reduction	(20)
Total net expenses	395,448
Net investment income	1,423,801
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	25,587
Net realized gain	25,587
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,159,685)
Net change in unrealized appreciation (depreciation)	(1,159,685)
Net realized and unrealized loss	(1,134,098)
Net increase in net assets resulting from operations	$289,703
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$1,423,801	$2,985,611
Net realized gain	25,587	28,612
Net change in unrealized appreciation (depreciation)	(1,159,685)	(2,297,426)
Net increase in net assets resulting from operations	289,703	716,797
Distributions to shareholders
Net investment income and net realized gains
Class A	(293,282)
Advisor Class	(26,757)
Class C	(95,136)
Institutional Class	(1,113,886)
Institutional 3 Class	(11,745)
Net investment income
Class A		(575,811)
Advisor Class		(41,779)
Class B		(44)
Class C		(230,029)
Institutional Class		(2,357,405)
Institutional 3 Class		(13,721)
Total distributions to shareholders	(1,540,806)	(3,218,789)
Decrease in net assets from capital stock activity	(3,060,511)	(3,335,695)
Total decrease in net assets	(4,311,614)	(5,837,687)
Net assets at beginning of period	114,313,377	120,151,064
Net assets at end of period	$110,001,763	$114,313,377
Undistributed net investment income	$128,631	$245,636
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	97,380	972,895	494,660	5,002,483
Distributions reinvested	23,075	229,392	44,160	448,031
Redemptions	(261,974)	(2,608,082)	(334,897)	(3,400,794)
Net increase (decrease)	(141,519)	(1,405,795)	203,923	2,049,720
Advisor Class
Subscriptions	2,402	23,958	95,247	968,400
Distributions reinvested	2,677	26,620	4,102	41,498
Redemptions	(50,413)	(499,881)	(18,261)	(183,610)
Net increase (decrease)	(45,334)	(449,303)	81,088	826,288
Class B
Redemptions	—	—	(965)	(9,865)
Net decrease	—	—	(965)	(9,865)
Class C
Subscriptions	27,601	275,285	54,342	552,727
Distributions reinvested	7,355	73,159	17,748	180,346
Redemptions	(135,730)	(1,355,662)	(337,944)	(3,434,290)
Net decrease	(100,774)	(1,007,218)	(265,854)	(2,701,217)
Institutional Class
Subscriptions	771,881	7,684,773	1,366,064	13,824,080
Distributions reinvested	28,504	283,474	60,784	617,249
Redemptions	(828,313)	(8,228,694)	(1,845,954)	(18,703,040)
Net decrease	(27,928)	(260,447)	(419,106)	(4,261,711)
Institutional 3 Class
Subscriptions	10,434	104,295	83,639	859,459
Distributions reinvested	1,163	11,598	1,326	13,420
Redemptions	(5,371)	(53,641)	(11,094)	(111,789)
Net increase	6,226	62,252	73,871	761,090
Total net decrease	(309,329)	(3,060,511)	(327,043)	(3,335,695)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$9.94	0.12	(0.10)	0.02	(0.13)	—	(0.13)
Year Ended 4/30/2018	$10.16	0.25	(0.20)	0.05	(0.27)	—	(0.27)
Year Ended 4/30/2017	$10.55	0.25	(0.35)	(0.10)	(0.28)	(0.01)	(0.29)
Year Ended 4/30/2016	$10.44	0.28	0.16	0.44	(0.30)	(0.03)	(0.33)
Year Ended 4/30/2015	$10.49	0.30	0.02 (e)	0.32	(0.30)	(0.07)	(0.37)
Year Ended 4/30/2014	$10.89	0.32	(0.40)	(0.08)	(0.31)	(0.01)	(0.32)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$9.94	0.13	(0.10)	0.03	(0.14)	—	(0.14)
Year Ended 4/30/2018	$10.15	0.27	(0.19)	0.08	(0.29)	—	(0.29)
Year Ended 4/30/2017	$10.54	0.28	(0.36)	(0.08)	(0.30)	(0.01)	(0.31)
Year Ended 4/30/2016	$10.43	0.30	0.17	0.47	(0.33)	(0.03)	(0.36)
Year Ended 4/30/2015	$10.49	0.33	0.00 (e),(f)	0.33	(0.32)	(0.07)	(0.39)
Year Ended 4/30/2014	$10.88	0.34	(0.38)	(0.04)	(0.34)	(0.01)	(0.35)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$9.94	0.08	(0.10)	(0.02)	(0.09)	—	(0.09)
Year Ended 4/30/2018	$10.16	0.17	(0.20)	(0.03)	(0.19)	—	(0.19)
Year Ended 4/30/2017	$10.56	0.18	(0.37)	(0.19)	(0.20)	(0.01)	(0.21)
Year Ended 4/30/2016	$10.44	0.20	0.18	0.38	(0.23)	(0.03)	(0.26)
Year Ended 4/30/2015	$10.50	0.22	0.01 (e)	0.23	(0.22)	(0.07)	(0.29)
Year Ended 4/30/2014	$10.89	0.24	(0.39)	(0.15)	(0.23)	(0.01)	(0.24)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$9.94	0.13	(0.10)	0.03	(0.14)	—	(0.14)
Year Ended 4/30/2018	$10.16	0.27	(0.20)	0.07	(0.29)	—	(0.29)
Year Ended 4/30/2017	$10.56	0.28	(0.37)	(0.09)	(0.30)	(0.01)	(0.31)
Year Ended 4/30/2016	$10.44	0.31	0.17	0.48	(0.33)	(0.03)	(0.36)
Year Ended 4/30/2015	$10.50	0.33	0.00 (e),(f)	0.33	(0.32)	(0.07)	(0.39)
Year Ended 4/30/2014	$10.89	0.34	(0.38)	(0.04)	(0.34)	(0.01)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$9.83	0.20%	0.93% (c)	0.81% (c),(d)	2.40% (c)	3%	$21,402
Year Ended 4/30/2018	$9.94	0.43%	0.93%	0.81% (d)	2.41%	7%	$23,050
Year Ended 4/30/2017	$10.16	(0.98%)	0.98%	0.81% (d)	2.45%	11%	$21,486
Year Ended 4/30/2016	$10.55	4.33%	0.99%	0.81%	2.69%	16%	$21,972
Year Ended 4/30/2015	$10.44	3.05%	1.00%	0.81%	2.85%	16%	$23,975
Year Ended 4/30/2014	$10.49	(0.66%)	1.01%	0.81%	3.02%	6%	$21,694
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$9.83	0.33%	0.68% (c)	0.56% (c),(d)	2.65% (c)	3%	$1,517
Year Ended 4/30/2018	$9.94	0.78%	0.68%	0.56% (d)	2.66%	7%	$1,984
Year Ended 4/30/2017	$10.15	(0.74%)	0.73%	0.56% (d)	2.71%	11%	$1,205
Year Ended 4/30/2016	$10.54	4.59%	0.74%	0.56%	2.93%	16%	$758
Year Ended 4/30/2015	$10.43	3.21%	0.75%	0.56%	3.11%	16%	$703
Year Ended 4/30/2014	$10.49	(0.32%)	0.79%	0.56%	3.34%	6%	$604
Class C
Six Months Ended 10/31/2018 (Unaudited)	$9.83	(0.18%)	1.68% (c)	1.56% (c),(d)	1.65% (c)	3%	$9,648
Year Ended 4/30/2018	$9.94	(0.32%)	1.68%	1.56% (d)	1.66%	7%	$10,759
Year Ended 4/30/2017	$10.16	(1.81%)	1.73%	1.56% (d)	1.70%	11%	$13,698
Year Ended 4/30/2016	$10.56	3.65%	1.74%	1.56%	1.94%	16%	$15,051
Year Ended 4/30/2015	$10.44	2.18%	1.75%	1.56%	2.10%	16%	$15,677
Year Ended 4/30/2014	$10.50	(1.31%)	1.76%	1.56%	2.28%	6%	$13,871
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$9.83	0.33%	0.68% (c)	0.56% (c),(d)	2.65% (c)	3%	$76,634
Year Ended 4/30/2018	$9.94	0.68%	0.68%	0.56% (d)	2.66%	7%	$77,773
Year Ended 4/30/2017	$10.16	(0.83%)	0.73%	0.56% (d)	2.70%	11%	$83,743
Year Ended 4/30/2016	$10.56	4.69%	0.74%	0.56%	2.93%	16%	$105,200
Year Ended 4/30/2015	$10.44	3.21%	0.75%	0.56%	3.10%	16%	$94,697
Year Ended 4/30/2014	$10.50	(0.32%)	0.76%	0.56%	3.27%	6%	$87,992
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$9.98	0.14	(0.10)	0.04	(0.15)	—	(0.15)
Year Ended 4/30/2018	$10.19	0.28	(0.19)	0.09	(0.30)	—	(0.30)
Year Ended 4/30/2017(g)	$10.13	0.05	0.06 (e)	0.11	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$9.87	0.39%	0.57% (c)	0.45% (c)	2.76% (c)	3%	$800
Year Ended 4/30/2018	$9.98	0.91%	0.56%	0.45%	2.79%	7%	$747
Year Ended 4/30/2017(g)	$10.19	1.09%	0.57% (c)	0.43% (c)	2.85% (c)	11%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
22	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 3 Class	0.02
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	1,810
Advisor Class	29
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2019
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
108,669,000	1,392,000	(1,208,000)	184,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
24	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	263,705	—	263,705
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,926,952 and $5,185,000, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2018, one unaffiliated shareholder of record owned 55.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
26	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	27

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
28	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	29

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	31

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR231_04_H01_(12/18)

SemiAnnual Report
October 31, 2018
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Deborah Vargo
Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/14/92	-0.10	-1.48	1.54	3.25
	Including sales charges		-3.07	-4.42	0.91	2.93
Advisor Class*		03/19/13	0.12	-1.23	1.79	3.51
Class C	Excluding sales charges	12/16/92	-0.38	-2.21	0.78	2.48
	Including sales charges		-1.37	-3.18	0.78	2.48
Institutional Class		12/11/92	0.02	-1.23	1.79	3.51
Institutional 3 Class*		03/01/17	0.06	-1.15	1.82	3.53
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			0.63	-0.66	2.67	4.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2018)
AAA rating	15.3
AA rating	50.6
A rating	25.5
BBB rating	5.5
Not rated	3.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.00	1,021.12	4.08	4.13	0.81
Advisor Class	1,000.00	1,000.00	1,001.20	1,022.38	2.82	2.85	0.56
Class C	1,000.00	1,000.00	996.20	1,017.34	7.85	7.93	1.56
Institutional Class	1,000.00	1,000.00	1,000.20	1,022.38	2.82	2.85	0.56
Institutional 3 Class	1,000.00	1,000.00	1,000.60	1,022.79	2.42	2.45	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.7%
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	581,580
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	2,000,000	2,081,740
Total			2,663,320
Higher Education 8.4%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	373,266
Series 2016B
10/01/2020	5.000%	1,380,000	1,454,134
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,089,696
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,238,760
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	458,148
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	648,962
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	353,292
10/01/2028	5.000%	250,000	296,843
University of North Carolina at Charlotte (The)
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	573,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014
04/01/2030	5.000%	1,000,000	1,101,330
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	443,438
04/01/2030	5.000%	250,000	283,365
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,221,680
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	284,360
10/01/2034	5.000%	575,000	652,038
Total			13,473,212
Hospital 13.3%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2009A
01/15/2021	5.000%	1,000,000	1,006,100
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,346,544
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System, Inc.
Series 2015
10/01/2036	5.000%	2,515,000	2,511,932
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	581,161
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,080,460
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,626,030
06/01/2036	5.000%	1,445,000	1,530,789
Series 2015
06/01/2030	5.000%	1,000,000	1,101,040
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,168,360
Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	3,940,413
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,387,710
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,096,520
Total			21,377,059
Joint Power Authority 2.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,226,060
Series 2016A
01/01/2028	5.000%	1,500,000	1,702,875
Total			3,928,935
Local Appropriation 24.7%
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,034,910
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,489,761
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2033	4.000%	800,000	814,736
03/01/2035	5.000%	1,000,000	1,099,590
City of Raleigh
Limited Obligation Refunding Revenue Bonds
Series 2016
02/01/2031	4.000%	385,000	401,220
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	558,645
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	836,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	281,400
06/01/2029	5.000%	250,000	279,968
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	544,520
06/01/2029	5.000%	1,000,000	1,087,600
Series 2014A
06/01/2032	5.000%	1,635,000	1,816,926
County of Cabarru
Revenue Bonds
Installment Financing Contract
Series 2016
04/01/2028	5.000%	1,000,000	1,139,880
County of Cabarrus
Revenue Bonds
Installment Financing Contract
Series 2017
06/01/2033	4.000%	500,000	517,255
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	427,928
Series 2018
12/01/2036	4.000%	1,940,000	1,993,486
County of Chatham
Revenue Bonds
Series 2018
11/01/2033	5.000%	1,000,000	1,154,820
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009-B1
12/01/2021	5.000%	2,775,000	2,860,498
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	235,175
County of Davidson
Revenue Bonds
Series 2016
06/01/2029	5.000%	1,000,000	1,139,050
County of Duplin
Revenue Bonds
Series 2016
04/01/2034	5.000%	1,000,000	1,098,550

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,107,460
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	511,920
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	747,965
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	431,256
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,309,402
04/01/2028	5.000%	1,290,000	1,440,285
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,725,870
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,019,360
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,949,218
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,053,580
County of Wayne
Revenue Bonds
Series 2017
06/01/2027	5.000%	350,000	406,626
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	558,985
06/01/2029	5.000%	500,000	556,145
Durham Capital Financing Corp.
Refunding Revenue Bonds
Series 2016
12/01/2028	5.000%	630,000	727,133
12/01/2029	5.000%	1,100,000	1,263,603
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,544,565
Mecklenburg County Public Facilities Corp.
Refunding Revenue Bonds
Series 2017
02/01/2027	5.000%	500,000	583,690
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	914,968
Total			39,664,686
Local General Obligation 4.2%
City of Winston-Salem
Unlimited General Obligation Bonds
Series 2016B
06/01/2023	5.000%	1,000,000	1,116,730
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	559,690
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	816,622
04/01/2024	5.000%	410,000	462,255
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,179,500
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	1,565,000	1,580,540
Total			6,715,337
Multi-Family 4.7%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,107,900
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,643,295
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,232,160

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	567,340
06/01/2028	5.000%	1,000,000	1,126,020
06/01/2029	5.000%	800,000	896,232
Total			7,572,947
Municipal Power 1.8%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/2019	5.000%	1,500,000	1,548,825
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,318,050
Total			2,866,875
Ports 1.3%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,074,500
Refunded / Escrowed 11.4%
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	852,096
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/2023	5.000%	1,000,000	1,017,740
County of Harnett
Prerefunded 06/01/19 Certificate of Participation
Series 2009
06/01/2022	5.000%	1,880,000	1,912,806
County of Mecklenburg
Prerefunded 02/01/19 Certificate of Participation
Series 2009A
02/01/2023	5.000%	1,000,000	1,007,820
County of Moore
Prerefunded 06/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,708,820
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	1,885,000	2,076,704
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,171,976
North Carolina Capital Facilities Finance Agency
Prerefunded 01/01/19 Revenue Bonds
Wake Forest University
Series 2009
01/01/2026	5.000%	1,000,000	1,005,200
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	1,500,000	1,507,800
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,116,140
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,338,670
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,114,520
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	538,275
Total			18,368,567
Retirement Communities 3.5%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,013,290
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,664,733
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	808,028
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,357,486
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	750,498
Total			5,594,035

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.7%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,130,520
Single Family 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B
07/01/2037	3.850%	2,000,000	1,955,580
State Appropriated 1.4%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,299,000
Transportation 0.6%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,014,660
Turnpike / Bridge / Toll Road 2.3%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,886,014
01/01/2032	5.000%	700,000	771,358
Series 2017 (AGM)
01/01/2031	5.000%	750,000	837,720
North Carolina Turnpike Authority(a)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	284,840
Total			3,779,932
Water & Sewer 14.4%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2018
07/01/2035	4.000%	2,000,000	2,066,380
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	6,112,046
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	295,578
05/01/2030	5.000%	660,000	733,696
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,324,464
06/01/2023	5.250%	2,000,000	2,254,140
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	296,415
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,391,856
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	889,799
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,258,485
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	422,300
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,694,355
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	313,719
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	562,675
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	1,640,000	1,707,798
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	378,044
04/01/2031	5.000%	450,000	505,597
Total			23,207,347
Total Municipal Bonds (Cost $157,400,884)			157,686,512

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.453%(b)	772,870	772,870
Total Money Market Funds (Cost $772,870)		772,870
Total Investments in Securities (Cost: $158,173,754)		158,459,382
Other Assets & Liabilities, Net		2,437,053
Net Assets		160,896,435
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	157,686,512	—	157,686,512
Money Market Funds	772,870	—	—	772,870
Total Investments in Securities	772,870	157,686,512	—	158,459,382
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $158,173,754)	$158,459,382
Cash	285,362
Receivable for:
Investments sold	808,868
Capital shares sold	107,689
Interest	1,965,070
Expense reimbursement due from Investment Manager	230
Prepaid expenses	2,483
Other assets	395
Total assets	161,629,479
Liabilities
Payable for:
Capital shares purchased	205,667
Distributions to shareholders	375,059
Management services fees	2,076
Distribution and/or service fees	221
Transfer agent fees	6,252
Compensation of board members	115,061
Compensation of chief compliance officer	18
Other expenses	28,690
Total liabilities	733,044
Net assets applicable to outstanding capital stock	$160,896,435
Represented by
Paid in capital	160,514,714
Total distributable earnings (loss)	381,721
Total - representing net assets applicable to outstanding capital stock	$160,896,435
Class A
Net assets	$16,413,470
Shares outstanding	1,638,978
Net asset value per share	$10.01
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.32
Advisor Class
Net assets	$4,957,498
Shares outstanding	495,712
Net asset value per share	$10.00
Class C
Net assets	$3,958,192
Shares outstanding	395,385
Net asset value per share	$10.01
Institutional Class
Net assets	$22,243,676
Shares outstanding	2,223,365
Net asset value per share	$10.00
Institutional 3 Class
Net assets	$113,323,599
Shares outstanding	11,293,195
Net asset value per share	$10.03
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$19,315
Interest	2,661,895
Total income	2,681,210
Expenses:
Management services fees	397,876
Distribution and/or service fees
Class A	21,506
Class C	24,472
Transfer agent fees
Class A	7,748
Advisor Class	2,240
Class C	2,207
Institutional Class	10,107
Institutional 3 Class	4,239
Compensation of board members	12,861
Custodian fees	1,064
Printing and postage fees	5,383
Registration fees	4,305
Audit fees	17,090
Legal fees	5,012
Compensation of chief compliance officer	18
Other	4,916
Total expenses	521,044
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(46,889)
Total net expenses	474,155
Net investment income	2,207,055
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(117,211)
Net realized loss	(117,211)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,893,612)
Net change in unrealized appreciation (depreciation)	(1,893,612)
Net realized and unrealized loss	(2,010,823)
Net increase in net assets resulting from operations	$196,232
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$2,207,055	$4,512,516
Net realized gain (loss)	(117,211)	317,651
Net change in unrealized appreciation (depreciation)	(1,893,612)	(3,422,166)
Net increase in net assets resulting from operations	196,232	1,408,001
Distributions to shareholders
Net investment income and net realized gains
Class A	(202,844)
Advisor Class	(64,974)
Class C	(39,247)
Institutional Class	(292,966)
Institutional 3 Class	(1,607,024)
Net investment income
Class A		(434,002)
Advisor Class		(87,808)
Class B		(43)
Class C		(89,726)
Institutional Class		(1,704,355)
Institutional 3 Class		(2,169,888)
Total distributions to shareholders	(2,207,055)	(4,485,822)
Decrease in net assets from capital stock activity	(5,779,486)	(13,745,957)
Total decrease in net assets	(7,790,309)	(16,823,778)
Net assets at beginning of period	168,686,744	185,510,522
Net assets at end of period	$160,896,435	$168,686,744
Undistributed net investment income	$737,022	$737,022
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	101,307	1,027,463	312,821	3,253,670
Distributions reinvested	15,680	158,973	31,969	330,562
Redemptions	(257,317)	(2,614,134)	(331,461)	(3,440,215)
Net increase (decrease)	(140,330)	(1,427,698)	13,329	144,017
Advisor Class
Subscriptions	74,926	760,981	393,222	4,073,654
Distributions reinvested	6,407	64,847	8,502	87,554
Redemptions	(38,965)	(395,784)	(165,042)	(1,698,820)
Net increase	42,368	430,044	236,682	2,462,388
Class B
Redemptions	—	—	(951)	(10,034)
Net decrease	—	—	(951)	(10,034)
Class C
Subscriptions	2,091	21,148	60,057	619,419
Distributions reinvested	3,480	35,274	7,823	80,884
Redemptions	(136,976)	(1,385,877)	(187,979)	(1,951,783)
Net decrease	(131,405)	(1,329,455)	(120,099)	(1,251,480)
Institutional Class
Subscriptions	289,700	2,939,764	982,194	10,197,292
Distributions reinvested	24,350	246,605	58,965	609,718
Redemptions	(360,459)	(3,656,986)	(14,109,130)	(147,200,886)
Net decrease	(46,409)	(470,617)	(13,067,971)	(136,393,876)
Institutional 3 Class
Subscriptions	1,371,440	13,953,127	14,062,000	146,913,622
Distributions reinvested	5,267	53,513	6,574	67,724
Redemptions	(1,675,851)	(16,988,400)	(2,477,208)	(25,678,318)
Net increase (decrease)	(299,144)	(2,981,760)	11,591,366	121,303,028
Total net decrease	(574,920)	(5,779,486)	(1,347,644)	(13,745,957)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.14	0.12	(0.13)	(0.01)	(0.12)	(0.12)
Year Ended 4/30/2018	$10.33	0.24	(0.19)	0.05	(0.24)	(0.24)
Year Ended 4/30/2017	$10.70	0.25	(0.37)	(0.12)	(0.25)	(0.25)
Year Ended 4/30/2016	$10.58	0.27	0.12	0.39	(0.27)	(0.27)
Year Ended 4/30/2015	$10.61	0.28	(0.03)	0.25	(0.28)	(0.28)
Year Ended 4/30/2014	$10.94	0.30	(0.33)	(0.03)	(0.30)	(0.30)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.12	0.13	(0.12)	0.01	(0.13)	(0.13)
Year Ended 4/30/2018	$10.32	0.27	(0.20)	0.07	(0.27)	(0.27)
Year Ended 4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)	(0.28)
Year Ended 4/30/2016	$10.57	0.30	0.12	0.42	(0.30)	(0.30)
Year Ended 4/30/2015	$10.60	0.31	(0.03)	0.28	(0.31)	(0.31)
Year Ended 4/30/2014	$10.93	0.33	(0.33)	0.00 (d)	(0.33)	(0.33)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.13	0.08	(0.12)	(0.04)	(0.08)	(0.08)
Year Ended 4/30/2018	$10.33	0.16	(0.20)	(0.04)	(0.16)	(0.16)
Year Ended 4/30/2017	$10.70	0.17	(0.37)	(0.20)	(0.17)	(0.17)
Year Ended 4/30/2016	$10.58	0.19	0.12	0.31	(0.19)	(0.19)
Year Ended 4/30/2015	$10.61	0.20	(0.03)	0.17	(0.20)	(0.20)
Year Ended 4/30/2014	$10.94	0.22	(0.33)	(0.11)	(0.22)	(0.22)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.13	0.13	(0.13)	0.00 (d)	(0.13)	(0.13)
Year Ended 4/30/2018	$10.32	0.27	(0.19)	0.08	(0.27)	(0.27)
Year Ended 4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)	(0.28)
Year Ended 4/30/2016	$10.57	0.30	0.12	0.42	(0.30)	(0.30)
Year Ended 4/30/2015	$10.60	0.31	(0.03)	0.28	(0.31)	(0.31)
Year Ended 4/30/2014	$10.93	0.32	(0.32)	0.00 (d)	(0.33)	(0.33)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.01	(0.10%)	0.87% (c)	0.81% (c)	2.36% (c)	5%	$16,413
Year Ended 4/30/2018	$10.14	0.48%	0.88%	0.81%	2.33%	10%	$18,035
Year Ended 4/30/2017	$10.33	(1.11%)	0.96%	0.81%	2.39%	12%	$18,246
Year Ended 4/30/2016	$10.70	3.77%	0.97%	0.81%	2.57%	11%	$27,616
Year Ended 4/30/2015	$10.58	2.41%	0.98%	0.81%	2.67%	6%	$24,948
Year Ended 4/30/2014	$10.61	(0.22%)	0.99%	0.81%	2.84%	3%	$27,797
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.00	0.12%	0.62% (c)	0.56% (c)	2.61% (c)	5%	$4,957
Year Ended 4/30/2018	$10.12	0.63%	0.63%	0.56%	2.57%	10%	$4,589
Year Ended 4/30/2017	$10.32	(0.86%)	0.71%	0.56%	2.64%	12%	$2,236
Year Ended 4/30/2016	$10.69	4.03%	0.72%	0.56%	2.83%	11%	$3,458
Year Ended 4/30/2015	$10.57	2.67%	0.74%	0.56%	2.92%	6%	$3,675
Year Ended 4/30/2014	$10.60	0.03%	0.76%	0.56%	3.17%	3%	$1,737
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.01	(0.38%)	1.62% (c)	1.56% (c)	1.60% (c)	5%	$3,958
Year Ended 4/30/2018	$10.13	(0.38%)	1.63%	1.56%	1.58%	10%	$5,338
Year Ended 4/30/2017	$10.33	(1.85%)	1.71%	1.56%	1.65%	12%	$6,682
Year Ended 4/30/2016	$10.70	3.00%	1.73%	1.56%	1.82%	11%	$8,023
Year Ended 4/30/2015	$10.58	1.65%	1.73%	1.56%	1.92%	6%	$7,227
Year Ended 4/30/2014	$10.61	(0.96%)	1.74%	1.56%	2.09%	3%	$7,015
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.00	0.02%	0.62% (c)	0.56% (c)	2.61% (c)	5%	$22,244
Year Ended 4/30/2018	$10.13	0.72%	0.65%	0.56%	2.55%	10%	$22,984
Year Ended 4/30/2017	$10.32	(0.86%)	0.71%	0.56%	2.65%	12%	$158,327
Year Ended 4/30/2016	$10.69	4.03%	0.73%	0.56%	2.82%	11%	$191,661
Year Ended 4/30/2015	$10.57	2.67%	0.73%	0.56%	2.92%	6%	$149,878
Year Ended 4/30/2014	$10.60	0.03%	0.74%	0.56%	3.09%	3%	$125,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.16	0.14	(0.13)	0.01	(0.14)	(0.14)
Year Ended 4/30/2018	$10.35	0.28	(0.19)	0.09	(0.28)	(0.28)
Year Ended 4/30/2017(e)	$10.28	0.05	0.07 (f)	0.12	(0.05)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.03	0.06%	0.54% (c)	0.48% (c)	2.68% (c)	5%	$113,324
Year Ended 4/30/2018	$10.16	0.83%	0.54%	0.48%	2.68%	10%	$117,741
Year Ended 4/30/2017(e)	$10.35	1.15%	0.55% (c)	0.42% (c)	2.87% (c)	12%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
20	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
22	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	1,039
Class C	188
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2018 through August 31, 2019	Prior to September 1, 2018
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.48	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
158,173,000	2,381,000	(2,095,000)	286,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
24	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	523,718	—	523,718
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,096,372 and $7,591,820, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2018, two unaffiliated shareholders of record owned 83.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
26	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	27

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
28	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	29

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Semiannual Report 2018	31

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR206_04_H01_(12/18)

SemiAnnual Report
October 31, 2018
Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free Maryland Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Deborah Vargo
Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/01/90	0.16	-1.14	1.90	3.38
	Including sales charges		-2.85	-4.10	1.29	3.07
Advisor Class*		03/19/13	0.28	-0.89	2.16	3.52
Class C	Excluding sales charges	06/17/92	-0.22	-1.88	1.14	2.60
	Including sales charges		-1.21	-2.84	1.14	2.60
Institutional Class		09/01/90	0.18	-0.89	2.14	3.62
Institutional 3 Class*		03/01/17	0.34	-0.78	2.03	3.44
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			0.63	-0.66	2.67	4.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2018)
AAA rating	10.4
AA rating	30.5
A rating	40.1
BBB rating	16.6
BB rating	1.5
Not rated	0.9
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.60	1,021.27	3.94	3.97	0.78
Advisor Class	1,000.00	1,000.00	1,002.80	1,022.48	2.73	2.75	0.54
Class C	1,000.00	1,000.00	997.80	1,017.49	7.70	7.78	1.53
Institutional Class	1,000.00	1,000.00	1,001.80	1,022.48	2.72	2.75	0.54
Institutional 3 Class	1,000.00	1,000.00	1,003.40	1,023.04	2.17	2.19	0.43
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.9%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,085,435
Higher Education 3.1%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,066,350
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	554,340
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	161,139
Total			1,781,829
Hospital 25.2%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	823,065
Series 2017
07/01/2029	5.000%	250,000	279,790
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	543,140
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	649,110
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,099,650
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,078,010
Series 2017B
07/01/2031	5.000%	1,000,000	1,116,770
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	555,825
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,609,815
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,310,817
07/01/2027	5.000%	1,000,000	1,080,410
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,092,110
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,655,790
MedStar Health
Series 2011
08/15/2022	5.000%	1,620,000	1,734,162
Total			14,628,464
Investor Owned 4.4%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac
Series 2009
09/01/2022	6.200%	2,500,000	2,533,125
Local Appropriation 2.5%
County of Prince George’s
Certificate of Participation
University of Maryland Capital Region Health
Series 2018
10/01/2035	5.000%	750,000	843,533
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	621,919
Total			1,465,452
Local General Obligation 7.8%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	853,110
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,725,325
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Prince George’s
Unlimited General Obligation Bonds
Series 2017A
09/15/2029	3.000%	1,000,000	984,450
Total			4,562,885
Multi-Family 10.3%
Howard County Housing Commission
Revenue Bonds
Gateway Village Apartments
Series 2016
06/01/2031	4.000%	870,000	889,984
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	756,900
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	624,325
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	815,661
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	983,386
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,152,404
Towson University Project
Series 2012
07/01/2027	5.000%	700,000	750,722
Total			5,973,382
Other Bond Issue 5.6%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	834,187
County of Montgomery
Revenue Bonds
Department of Liquor Control
Series 2009A
04/01/2022	5.000%	2,055,000	2,080,071
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	30,000	30,057
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Revenue Bonds
Baltimore City Project
Subordinated Series 2018C
06/01/2038	4.000%	350,000	332,626
Total			3,276,941
Other Industrial Development Bond 1.4%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/2025	5.750%	800,000	826,000
Refunded / Escrowed 5.4%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,543,710
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,500,000	1,601,310
Total			3,145,020
Retirement Communities 6.0%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group
Series 2009B
01/01/2023	6.000%	1,250,000	1,301,587
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	550,800
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	521,000
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Charlestown Community
Series 2016A
01/01/2028	5.000%	1,000,000	1,111,380
Total			3,484,767

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 1.0%
Maryland Community Development Administration Housing
Revenue Bonds
Series 2016
03/01/2036	3.250%	600,000	578,340
Special Non Property Tax 2.9%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,131,540
State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/2026	4.000%	500,000	533,340
Total			1,664,880
Special Property Tax 7.7%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	248,773
07/01/2024	5.000%	500,000	550,290
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	567,492
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,500,000	2,617,875
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	515,012
Total			4,499,442
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 4.9%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	2,873,244
State General Obligation 0.9%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	531,075
Transportation 2.0%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,150,730
Water & Sewer 3.8%
City of Baltimore
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,103,460
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,130,680
Total			2,234,140
Total Municipal Bonds (Cost $55,811,526)			56,295,151

Total Investments in Securities (Cost: $55,811,526)	56,295,151
Other Assets & Liabilities, Net	1,870,852
Net Assets	58,166,003

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	56,295,151	—	56,295,151
Total Investments in Securities	—	56,295,151	—	56,295,151
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $55,811,526)	$56,295,151
Cash	1,421,800
Receivable for:
Capital shares sold	46,945
Interest	825,272
Expense reimbursement due from Investment Manager	240
Prepaid expenses	2,206
Other assets	2,528
Total assets	58,594,142
Liabilities
Payable for:
Capital shares purchased	141,466
Distributions to shareholders	143,281
Management services fees	750
Distribution and/or service fees	132
Transfer agent fees	2,083
Compensation of board members	112,981
Compensation of chief compliance officer	6
Other expenses	27,440
Total liabilities	428,139
Net assets applicable to outstanding capital stock	$58,166,003
Represented by
Paid in capital	57,162,336
Total distributable earnings (loss)	1,003,667
Total - representing net assets applicable to outstanding capital stock	$58,166,003
Class A
Net assets	$12,558,289
Shares outstanding	1,226,952
Net asset value per share	$10.24
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.56
Advisor Class
Net assets	$613,369
Shares outstanding	59,900
Net asset value per share	$10.24
Class C
Net assets	$1,694,438
Shares outstanding	165,491
Net asset value per share	$10.24
Institutional Class
Net assets	$7,430,405
Shares outstanding	726,129
Net asset value per share	$10.23
Institutional 3 Class
Net assets	$35,869,502
Shares outstanding	3,493,358
Net asset value per share	$10.27
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Interest	$1,042,171
Total income	1,042,171
Expenses:
Management services fees	143,878
Distribution and/or service fees
Class A	16,570
Class C	10,327
Transfer agent fees
Class A	6,968
Advisor Class	240
Class C	1,085
Institutional Class	3,727
Institutional 3 Class	1,370
Compensation of board members	12,027
Custodian fees	686
Printing and postage fees	4,601
Registration fees	4,981
Audit fees	17,090
Legal fees	4,485
Compensation of chief compliance officer	6
Other	4,222
Total expenses	232,263
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,411)
Fees waived by transfer agent
Institutional 3 Class	(443)
Expense reduction	(20)
Total net expenses	171,389
Net investment income	870,782
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(33,180)
Net realized loss	(33,180)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(676,931)
Net change in unrealized appreciation (depreciation)	(676,931)
Net realized and unrealized loss	(710,111)
Net increase in net assets resulting from operations	$160,671
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$870,782	$1,918,407
Net realized gain (loss)	(33,180)	655,064
Net change in unrealized appreciation (depreciation)	(676,931)	(1,815,996)
Net increase in net assets resulting from operations	160,671	757,475
Distributions to shareholders
Net investment income and net realized gains
Class A	(173,776)
Advisor Class	(6,575)
Class C	(19,270)
Institutional Class	(101,884)
Institutional 3 Class	(569,277)
Net investment income
Class A		(370,117)
Advisor Class		(6,742)
Class B		(48)
Class C		(49,028)
Institutional Class		(625,161)
Institutional 3 Class		(855,839)
Net realized gains
Class A		(68,715)
Advisor Class		(1,463)
Class C		(12,828)
Institutional Class		(37,642)
Institutional 3 Class		(203,316)
Total distributions to shareholders	(870,782)	(2,230,899)
Decrease in net assets from capital stock activity	(3,653,291)	(11,738,743)
Total decrease in net assets	(4,363,402)	(13,212,167)
Net assets at beginning of period	62,529,405	75,741,572
Net assets at end of period	$58,166,003	$62,529,405
Undistributed net investment income	$238,451	$238,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	78,620	818,164	85,503	907,957
Distributions reinvested	7,745	80,224	17,445	184,585
Redemptions	(162,090)	(1,679,568)	(226,319)	(2,401,454)
Net decrease	(75,725)	(781,180)	(123,371)	(1,308,912)
Advisor Class
Subscriptions	33,425	346,746	27,261	290,484
Distributions reinvested	622	6,435	746	7,880
Redemptions	(634)	(6,597)	(9,587)	(99,919)
Net increase	33,413	346,584	18,420	198,445
Class B
Redemptions	—	—	(932)	(10,068)
Net decrease	—	—	(932)	(10,068)
Class C
Subscriptions	2,656	27,664	17,933	189,029
Distributions reinvested	1,459	15,121	4,449	47,094
Redemptions	(79,561)	(827,194)	(46,116)	(486,467)
Net decrease	(75,446)	(784,409)	(23,734)	(250,344)
Institutional Class
Subscriptions	141,527	1,457,636	128,919	1,369,506
Distributions reinvested	7,874	81,504	19,642	207,942
Redemptions	(113,416)	(1,173,610)	(4,898,845)	(52,510,963)
Net increase (decrease)	35,985	365,530	(4,750,284)	(50,933,515)
Institutional 3 Class
Subscriptions	335,966	3,501,035	4,509,797	48,484,322
Distributions reinvested	491	5,105	621	6,549
Redemptions	(607,146)	(6,305,956)	(747,319)	(7,925,220)
Net increase (decrease)	(270,689)	(2,799,816)	3,763,099	40,565,651
Total net decrease	(352,462)	(3,653,291)	(1,116,802)	(11,738,743)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.36	0.14	(0.12)	0.02	(0.14)	—	(0.14)
Year Ended 4/30/2018	$10.61	0.27	(0.20)	0.07	(0.27)	(0.05)	(0.32)
Year Ended 4/30/2017	$10.90	0.27	(0.29)	(0.02)	(0.27)	—	(0.27)
Year Ended 4/30/2016	$10.81	0.29	0.09	0.38	(0.29)	—	(0.29)
Year Ended 4/30/2015	$10.80	0.31	0.01	0.32	(0.31)	—	(0.31)
Year Ended 4/30/2014	$11.14	0.32	(0.34)	(0.02)	(0.32)	—	(0.32)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.36	0.15	(0.12)	0.03	(0.15)	—	(0.15)
Year Ended 4/30/2018	$10.61	0.30	(0.20)	0.10	(0.30)	(0.05)	(0.35)
Year Ended 4/30/2017	$10.90	0.30	(0.29)	0.01	(0.30)	—	(0.30)
Year Ended 4/30/2016	$10.81	0.32	0.09	0.41	(0.32)	—	(0.32)
Year Ended 4/30/2015	$10.80	0.34	0.01	0.35	(0.34)	—	(0.34)
Year Ended 4/30/2014	$11.14	0.34	(0.34)	0.00 (e)	(0.34)	—	(0.34)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.36	0.10	(0.12)	(0.02)	(0.10)	—	(0.10)
Year Ended 4/30/2018	$10.61	0.19	(0.20)	(0.01)	(0.19)	(0.05)	(0.24)
Year Ended 4/30/2017	$10.90	0.19	(0.29)	(0.10)	(0.19)	—	(0.19)
Year Ended 4/30/2016	$10.81	0.21	0.09	0.30	(0.21)	—	(0.21)
Year Ended 4/30/2015	$10.80	0.23	0.01	0.24	(0.23)	—	(0.23)
Year Ended 4/30/2014	$11.14	0.24	(0.34)	(0.10)	(0.24)	—	(0.24)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.36	0.15	(0.13)	0.02	(0.15)	—	(0.15)
Year Ended 4/30/2018	$10.61	0.30	(0.20)	0.10	(0.30)	(0.05)	(0.35)
Year Ended 4/30/2017	$10.90	0.29	(0.28)	0.01	(0.30)	—	(0.30)
Year Ended 4/30/2016	$10.81	0.32	0.09	0.41	(0.32)	—	(0.32)
Year Ended 4/30/2015	$10.80	0.34	0.01	0.35	(0.34)	—	(0.34)
Year Ended 4/30/2014	$11.14	0.34	(0.34)	0.00 (e)	(0.34)	—	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.24	0.16%	0.98% (c)	0.78% (c),(d)	2.62% (c)	2%	$12,558
Year Ended 4/30/2018	$10.36	0.65%	0.98%	0.79% (d)	2.55%	9%	$13,494
Year Ended 4/30/2017	$10.61	(0.19%)	1.01%	0.81%	2.50%	20%	$15,125
Year Ended 4/30/2016	$10.90	3.60%	1.04%	0.81% (d)	2.72%	13%	$18,362
Year Ended 4/30/2015	$10.81	3.00%	1.04%	0.81% (d)	2.87%	10%	$20,593
Year Ended 4/30/2014	$10.80	(0.16%)	1.05%	0.81% (d)	2.94%	2%	$20,973
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.24	0.28%	0.73% (c)	0.54% (c),(d)	2.89% (c)	2%	$613
Year Ended 4/30/2018	$10.36	0.90%	0.72%	0.54% (d)	2.79%	9%	$274
Year Ended 4/30/2017	$10.61	0.07%	0.72%	0.54%	2.87%	20%	$86
Year Ended 4/30/2016	$10.90	3.86%	0.77%	0.56% (d)	2.97%	13%	$10
Year Ended 4/30/2015	$10.81	3.25%	0.78%	0.56% (d)	3.12%	10%	$10
Year Ended 4/30/2014	$10.80	0.08%	0.81%	0.56% (d)	3.24%	2%	$10
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.24	(0.22%)	1.73% (c)	1.53% (c),(d)	1.87% (c)	2%	$1,694
Year Ended 4/30/2018	$10.36	(0.10%)	1.73%	1.54% (d)	1.80%	9%	$2,497
Year Ended 4/30/2017	$10.61	(0.93%)	1.76%	1.56%	1.76%	20%	$2,807
Year Ended 4/30/2016	$10.90	2.83%	1.79%	1.56% (d)	1.97%	13%	$2,638
Year Ended 4/30/2015	$10.81	2.23%	1.79%	1.56% (d)	2.11%	10%	$2,796
Year Ended 4/30/2014	$10.80	(0.90%)	1.80%	1.56% (d)	2.19%	2%	$2,666
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.23	0.18%	0.73% (c)	0.54% (c),(d)	2.87% (c)	2%	$7,430
Year Ended 4/30/2018	$10.36	0.89%	0.74%	0.55% (d)	2.76%	9%	$7,148
Year Ended 4/30/2017	$10.61	0.06%	0.76%	0.56%	2.75%	20%	$57,704
Year Ended 4/30/2016	$10.90	3.86%	0.79%	0.56% (d)	2.97%	13%	$72,405
Year Ended 4/30/2015	$10.81	3.26%	0.79%	0.56% (d)	3.12%	10%	$68,033
Year Ended 4/30/2014	$10.80	0.09%	0.79%	0.56% (d)	3.17%	2%	$63,765
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.39	0.16	(0.12)	0.04	(0.16)	—	(0.16)
Year Ended 4/30/2018	$10.64	0.31	(0.20)	0.11	(0.31)	(0.05)	(0.36)
Year Ended 4/30/2017(f)	$10.55	0.05	0.09 (g)	0.14	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.27	0.34%	0.63% (c)	0.43% (c)	2.97% (c)	2%	$35,870
Year Ended 4/30/2018	$10.39	1.02%	0.62%	0.43%	2.93%	9%	$39,116
Year Ended 4/30/2017(f)	$10.64	1.35%	0.58% (c)	0.42% (c)	3.05% (c)	20%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	17

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
18	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
20	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. Effective September 1, 2018 through August 31, 2019, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	121
Class C	484
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2018 through August 31, 2019	Prior to September 1, 2018
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.45	0.43
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective September 1, 2018 through August 31, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to Institutional 3 Class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
22	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
55,812,000	980,000	(497,000)	483,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,215,998 and $4,633,593, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2018.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At October 31, 2018, one unaffiliated shareholder of record owned 74.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
24	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	25

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
26	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	27

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Semiannual Report 2018	29

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR190_04_H01_(12/18)

SemiAnnual Report
October 31, 2018
Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free Georgia Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Deborah Vargo
Portfolio Manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended October 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/04/92	-0.05	-1.52	1.59	3.35
	Including sales charges		-3.00	-4.44	0.98	3.04
Advisor Class*		03/19/13	0.18	-1.28	1.85	3.60
Class C	Excluding sales charges	06/17/92	-0.42	-2.26	0.81	2.57
	Including sales charges		-1.41	-3.21	0.81	2.57
Institutional Class		03/01/92	0.18	-1.28	1.85	3.60
Institutional 3 Class*		03/01/17	0.23	-1.07	1.88	3.62
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			0.63	-0.66	2.67	4.26
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2018)
AAA rating	8.7
AA rating	48.7
A rating	35.1
BBB rating	4.8
Not rated	2.7
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2018 — October 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.50	1,021.12	4.08	4.13	0.81
Advisor Class	1,000.00	1,000.00	1,001.80	1,022.38	2.83	2.85	0.56
Class C	1,000.00	1,000.00	995.80	1,017.34	7.85	7.93	1.56
Institutional Class	1,000.00	1,000.00	1,001.80	1,022.38	2.83	2.85	0.56
Institutional 3 Class	1,000.00	1,000.00	1,002.30	1,022.89	2.32	2.35	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.0%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,578,465
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,074,300
Total			2,652,765
Higher Education 14.6%
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	538,665
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	550,505
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	863,640
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,023,520
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,113,550
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,112,810
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	812,790
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/2032	5.000%	425,000	475,966
Total			6,491,446
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 14.2%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,032,640
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	485,000	518,038
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	335,148
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/2023	5.250%	2,000,000	2,034,280
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	332,109
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/2023	5.000%	2,000,000	2,038,120
Total			6,290,335
Joint Power Authority 5.7%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,071,590
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,472,855
Total			2,544,445
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 0.5%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	224,814
Local General Obligation 19.8%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,116,000
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	567,380
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	500,000	559,790
Series 2018
02/01/2033	5.000%	500,000	577,590
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,500,000	1,694,310
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	523,285
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	441,392
Sandy Springs Public Facilities Authority
Revenue Bonds
City Center Project
Series 2015
05/01/2028	5.000%	1,000,000	1,148,580
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,091,480
Winder-Barrow Industrial Building Authority
Refunding Revenue Bonds
City of Winder Project
Series 2012 (AGM)
12/01/2024	5.000%	1,000,000	1,074,580
Total			8,794,387
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 2.3%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Series 2014
07/15/2029	5.000%	980,000	1,042,318
Other Bond Issue 1.0%
Columbus Housing Authority
Revenue Bonds
Eagles Trace Apartments Project
Series 2015
12/01/2025	3.250%	590,000	440,158
Prep School 1.2%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	536,580
Refunded / Escrowed 8.9%
DeKalb Newton & Gwinnett Counties Joint Development Authority
Prerefunded 07/01/19 Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/2024	5.500%	2,250,000	2,301,773
Metropolitan Atlanta Rapid Transit Authority
Prerefunded 07/01/22 Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,645,365
Total			3,947,138
Single Family 2.2%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	965,110
Special Property Tax 3.8%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	589,465
12/01/2033	5.000%	1,000,000	1,107,460
Total			1,696,925

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 1.6%
Georgia State Road & Tollway Authority(a),(b)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	718,320
Water & Sewer 16.1%
Augusta Water & Sewerage Revenue
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	711,105
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	281,380
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	1,000,000	1,119,770
Series 2017A
11/01/2034	5.000%	1,000,000	1,135,570
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	515,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	395,181
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	2,000,000	2,170,620
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	828,390
Total			7,157,271
Total Municipal Bonds (Cost $43,326,737)			43,502,012

Total Investments in Securities (Cost: $43,326,737)	43,502,012
Other Assets & Liabilities, Net	951,609
Net Assets	44,453,621

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $718,320, which represents 1.62% of total net assets.
(b)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	43,502,012	—	43,502,012
Total Investments in Securities	—	43,502,012	—	43,502,012
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
October 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $43,326,737)	$43,502,012
Cash	919,149
Receivable for:
Capital shares sold	41,980
Interest	631,749
Expense reimbursement due from Investment Manager	235
Prepaid expenses	2,184
Total assets	45,097,309
Liabilities
Payable for:
Capital shares purchased	386,340
Distributions to shareholders	111,734
Management services fees	578
Distribution and/or service fees	144
Transfer agent fees	6,079
Compensation of board members	110,890
Compensation of chief compliance officer	6
Other expenses	27,917
Total liabilities	643,688
Net assets applicable to outstanding capital stock	$44,453,621
Represented by
Paid in capital	44,303,971
Total distributable earnings (loss)	149,650
Total - representing net assets applicable to outstanding capital stock	$44,453,621
Class A
Net assets	$11,035,703
Shares outstanding	1,100,212
Net asset value per share	$10.03
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.34
Advisor Class
Net assets	$126,198
Shares outstanding	12,596
Net asset value per share	$10.02
Class C
Net assets	$2,447,413
Shares outstanding	243,930
Net asset value per share	$10.03
Institutional Class
Net assets	$30,705,531
Shares outstanding	3,061,560
Net asset value per share	$10.03
Institutional 3 Class
Net assets	$138,776
Shares outstanding	13,800
Net asset value per share	$10.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended October 31, 2018 (Unaudited)
Net investment income
Income:
Interest	$872,075
Total income	872,075
Expenses:
Management services fees	118,359
Distribution and/or service fees
Class A	14,429
Class C	14,205
Transfer agent fees
Class A	7,392
Advisor Class	82
Class C	1,819
Institutional Class	22,862
Institutional 3 Class	14
Compensation of board members	11,845
Custodian fees	717
Printing and postage fees	4,208
Registration fees	645
Audit fees	17,089
Legal fees	4,438
Interest on interfund lending	151
Compensation of chief compliance officer	6
Other	4,167
Total expenses	222,428
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,838)
Total net expenses	169,590
Net investment income	702,485
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	614
Net realized gain	614
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(607,020)
Net change in unrealized appreciation (depreciation)	(607,020)
Net realized and unrealized loss	(606,406)
Net increase in net assets resulting from operations	$96,079
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations
Net investment income	$702,485	$1,644,648
Net realized gain	614	258,785
Net change in unrealized appreciation (depreciation)	(607,020)	(1,666,397)
Net increase in net assets resulting from operations	96,079	237,036
Distributions to shareholders
Net investment income and net realized gains
Class A	(153,421)
Advisor Class	(1,861)
Class C	(27,028)
Institutional Class	(518,056)
Institutional 3 Class	(2,118)
Net investment income
Class A		(396,122)
Advisor Class		(5,484)
Class B		(158)
Class C		(58,378)
Institutional Class		(1,171,724)
Institutional 3 Class		(2,280)
Net realized gains
Class A		(65,350)
Advisor Class		(821)
Class C		(13,533)
Institutional Class		(165,368)
Institutional 3 Class		(440)
Total distributions to shareholders	(702,484)	(1,879,658)
Decrease in net assets from capital stock activity	(7,790,234)	(14,939,103)
Total decrease in net assets	(8,396,639)	(16,581,725)
Net assets at beginning of period	52,850,260	69,431,985
Net assets at end of period	$44,453,621	$52,850,260
Undistributed net investment income	$95,766	$95,765
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2018 (Unaudited)		April 30, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	26,420	269,718	85,581	897,415
Distributions reinvested	10,588	107,569	22,228	231,255
Redemptions	(99,392)	(1,011,198)	(756,201)	(7,814,717)
Net decrease	(62,384)	(633,911)	(648,392)	(6,686,047)
Advisor Class
Subscriptions	—	—	10,245	108,285
Distributions reinvested	169	1,714	576	6,003
Redemptions	(5)	(49)	(24,721)	(259,236)
Net increase (decrease)	164	1,665	(13,900)	(144,948)
Class B
Distributions reinvested	—	—	10	111
Redemptions	—	—	(5,638)	(59,614)
Net decrease	—	—	(5,628)	(59,503)
Class C
Subscriptions	696	7,084	32,404	342,275
Distributions reinvested	2,296	23,341	6,147	63,966
Redemptions	(60,774)	(618,920)	(93,795)	(981,559)
Net decrease	(57,782)	(588,495)	(55,244)	(575,318)
Institutional Class
Subscriptions	133,337	1,357,852	531,354	5,555,575
Distributions reinvested	8,906	90,503	22,580	235,000
Redemptions	(789,417)	(8,018,974)	(1,286,237)	(13,398,103)
Net decrease	(647,174)	(6,570,619)	(732,303)	(7,607,528)
Institutional 3 Class
Subscriptions	613	6,266	13,467	141,914
Distributions reinvested	193	1,969	232	2,399
Redemptions	(698)	(7,109)	(968)	(10,072)
Net increase	108	1,126	12,731	134,241
Total net decrease	(767,068)	(7,790,234)	(1,442,736)	(14,939,103)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.17	0.14	(0.14)	0.00 (c)	(0.14)	—	(0.14)
Year Ended 4/30/2018	$10.45	0.26	(0.24)	0.02	(0.26)	(0.04)	(0.30)
Year Ended 4/30/2017	$10.88	0.27	(0.37)	(0.10)	(0.27)	(0.06)	(0.33)
Year Ended 4/30/2016	$10.81	0.29	0.11	0.40	(0.29)	(0.04)	(0.33)
Year Ended 4/30/2015	$10.82	0.31	0.01	0.32	(0.31)	(0.02)	(0.33)
Year Ended 4/30/2014	$11.21	0.31	(0.32)	(0.01)	(0.31)	(0.07)	(0.38)
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.15	0.15	(0.13)	0.02	(0.15)	—	(0.15)
Year Ended 4/30/2018	$10.44	0.28	(0.25)	0.03	(0.28)	(0.04)	(0.32)
Year Ended 4/30/2017	$10.87	0.30	(0.38)	(0.08)	(0.29)	(0.06)	(0.35)
Year Ended 4/30/2016	$10.79	0.32	0.12	0.44	(0.32)	(0.04)	(0.36)
Year Ended 4/30/2015	$10.80	0.33	0.02	0.35	(0.34)	(0.02)	(0.36)
Year Ended 4/30/2014	$11.20	0.34	(0.33)	0.01	(0.34)	(0.07)	(0.41)
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.17	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)
Year Ended 4/30/2018	$10.46	0.18	(0.25)	(0.07)	(0.18)	(0.04)	(0.22)
Year Ended 4/30/2017	$10.88	0.19	(0.36)	(0.17)	(0.19)	(0.06)	(0.25)
Year Ended 4/30/2016	$10.81	0.21	0.11	0.32	(0.21)	(0.04)	(0.25)
Year Ended 4/30/2015	$10.82	0.23	0.01	0.24	(0.23)	(0.02)	(0.25)
Year Ended 4/30/2014	$11.22	0.23	(0.33)	(0.10)	(0.23)	(0.07)	(0.30)
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.16	0.15	(0.13)	0.02	(0.15)	—	(0.15)
Year Ended 4/30/2018	$10.45	0.28	(0.25)	0.03	(0.28)	(0.04)	(0.32)
Year Ended 4/30/2017	$10.88	0.30	(0.37)	(0.07)	(0.30)	(0.06)	(0.36)
Year Ended 4/30/2016	$10.81	0.32	0.11	0.43	(0.32)	(0.04)	(0.36)
Year Ended 4/30/2015	$10.82	0.34	0.01	0.35	(0.34)	(0.02)	(0.36)
Year Ended 4/30/2014	$11.22	0.34	(0.33)	0.01	(0.34)	(0.07)	(0.41)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2018 (Unaudited)	$10.03	(0.05%)	1.02% (d),(e)	0.81% (d),(e)	2.66% (d)	2%	$11,036
Year Ended 4/30/2018	$10.17	0.12%	0.98%	0.81%	2.45%	12%	$11,819
Year Ended 4/30/2017	$10.45	(0.93%)	1.03%	0.81%	2.54%	14%	$18,934
Year Ended 4/30/2016	$10.88	3.78%	1.04%	0.81%	2.73%	13%	$20,377
Year Ended 4/30/2015	$10.81	2.98%	1.06%	0.81%	2.83%	19%	$20,060
Year Ended 4/30/2014	$10.82	0.02%	1.07%	0.81%	2.89%	5%	$16,728
Advisor Class
Six Months Ended 10/31/2018 (Unaudited)	$10.02	0.18%	0.77% (d),(e)	0.56% (d),(e)	2.91% (d)	2%	$126
Year Ended 4/30/2018	$10.15	0.27%	0.73%	0.56%	2.69%	12%	$126
Year Ended 4/30/2017	$10.44	(0.68%)	0.77%	0.56%	2.79%	14%	$275
Year Ended 4/30/2016	$10.87	4.14%	0.79%	0.56%	2.98%	13%	$250
Year Ended 4/30/2015	$10.79	3.24%	0.81%	0.56%	3.09%	19%	$220
Year Ended 4/30/2014	$10.80	0.18%	0.88%	0.56%	3.21%	5%	$37
Class C
Six Months Ended 10/31/2018 (Unaudited)	$10.03	(0.42%)	1.77% (d),(e)	1.56% (d),(e)	1.90% (d)	2%	$2,447
Year Ended 4/30/2018	$10.17	(0.72%)	1.73%	1.56%	1.70%	12%	$3,068
Year Ended 4/30/2017	$10.46	(1.57%)	1.78%	1.56%	1.78%	14%	$3,733
Year Ended 4/30/2016	$10.88	3.01%	1.79%	1.56%	1.98%	13%	$4,996
Year Ended 4/30/2015	$10.81	2.21%	1.81%	1.56%	2.08%	19%	$4,612
Year Ended 4/30/2014	$10.82	(0.82%)	1.82%	1.56%	2.14%	5%	$3,501
Institutional Class
Six Months Ended 10/31/2018 (Unaudited)	$10.03	0.18%	0.77% (d),(e)	0.56% (d),(e)	2.90% (d)	2%	$30,706
Year Ended 4/30/2018	$10.16	0.28%	0.73%	0.56%	2.70%	12%	$37,698
Year Ended 4/30/2017	$10.45	(0.68%)	0.78%	0.56%	2.79%	14%	$46,421
Year Ended 4/30/2016	$10.88	4.04%	0.79%	0.56%	2.98%	13%	$52,315
Year Ended 4/30/2015	$10.81	3.24%	0.81%	0.56%	3.09%	19%	$54,037
Year Ended 4/30/2014	$10.82	0.18%	0.82%	0.56%	3.14%	5%	$58,973
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.19	0.15	(0.13)	0.02	(0.15)	—	(0.15)
Year Ended 4/30/2018	$10.48	0.29	(0.25)	0.04	(0.29)	(0.04)	(0.33)
Year Ended 4/30/2017(f)	$10.41	0.05	0.07	0.12	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2018 (Unaudited)	$10.06	0.23%	0.66% (d),(e)	0.46% (d),(e)	3.01% (d)	2%	$139
Year Ended 4/30/2018	$10.19	0.39%	0.61%	0.46%	2.82%	12%	$140
Year Ended 4/30/2017(f)	$10.48	1.17%	0.64% (d)	0.43% (d)	3.04% (d)	14%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	17

Notes to Financial Statements
October 31, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
18	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
20	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended October 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 3 Class	0.02
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2018, if any, are listed below:
Amount ($)
Class A	679
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2018 through August 31, 2019	Prior to September 1, 2018
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.45	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
43,327,000	828,000	(653,000)	175,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2018 as arising on May 1, 2018.
22	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Late year ordinary losses ($)	Post-October capital losses ($)
—	122,005
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,119,960 and $8,570,006, respectively, for the six months ended October 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	2,200,000	2.47	1
Interest expense incurred by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2018.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2018, one unaffiliated shareholder of record owned 63.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
24	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
October 31, 2018 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	25

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
26	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular investment strategy involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	27

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Semiannual Report 2018	29

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR152_04_H01_(12/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust

By (Signature and Title) /s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date December 20, 2018

By (Signature and Title) /s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date December 20, 2018